UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

Investor Class (TWMIX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.26%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086885

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

I Class (AMKIX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$63	1.06%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086877

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

Y Class (AEYMX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$54	0.91%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A885

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

A Class (AEMMX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	1.51%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086851

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

C Class (ACECX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$133	2.26%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086679

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

R Class (AEMRX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$104	1.76%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086489

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

R5 Class (AEGMX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$63	1.06%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A802

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

R6 Class (AEDMX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.91%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086422

SEMIANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

G Class (ACADX)	May 31, 2026

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$1,997,480,156
Management Fees (dollars paid during the reporting period)	$6,831,142
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A729

SEMIANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

Investor Class (TWGGX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.11%

Fund Statistics
Net Assets	$561,772,695
Management Fees (dollars paid during the reporting period)	$3,016,497
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086844

SEMIANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

I Class (AGGIX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.91%

Fund Statistics
Net Assets	$561,772,695
Management Fees (dollars paid during the reporting period)	$3,016,497
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086836

SEMIANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

Y Class (AGYGX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$39	0.76%

Fund Statistics
Net Assets	$561,772,695
Management Fees (dollars paid during the reporting period)	$3,016,497
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A844

SEMIANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

A Class (AGGRX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$70	1.36%

Fund Statistics
Net Assets	$561,772,695
Management Fees (dollars paid during the reporting period)	$3,016,497
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086828

SEMIANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

C Class (AGLCX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$108	2.11%

Fund Statistics
Net Assets	$561,772,695
Management Fees (dollars paid during the reporting period)	$3,016,497
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086695

SEMIANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

R Class (AGORX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$82	1.61%

Fund Statistics
Net Assets	$561,772,695
Management Fees (dollars paid during the reporting period)	$3,016,497
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086620

SEMIANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

R5 Class (AGFGX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.91%

Fund Statistics
Net Assets	$561,772,695
Management Fees (dollars paid during the reporting period)	$3,016,497
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A869

SEMIANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

R6 Class (AGGDX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.76%

Fund Statistics
Net Assets	$561,772,695
Management Fees (dollars paid during the reporting period)	$3,016,497
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086414

SEMIANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

Investor Class (AFCNX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.10%

Fund Statistics
Net Assets	$233,674,650
Management Fees (dollars paid during the reporting period)	$229,096
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086224

SEMIANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

I Class (AFCSX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.90%

Fund Statistics
Net Assets	$233,674,650
Management Fees (dollars paid during the reporting period)	$229,096
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086216

SEMIANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

A Class (AFCLX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.35%

Fund Statistics
Net Assets	$233,674,650
Management Fees (dollars paid during the reporting period)	$229,096
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086190

SEMIANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

C Class (AFCHX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$106	2.10%

Fund Statistics
Net Assets	$233,674,650
Management Fees (dollars paid during the reporting period)	$229,096
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086182

SEMIANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

R Class (AFCWX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$81	1.60%

Fund Statistics
Net Assets	$233,674,650
Management Fees (dollars paid during the reporting period)	$229,096
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086174

SEMIANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

R6 Class (AFCMX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.75%

Fund Statistics
Net Assets	$233,674,650
Management Fees (dollars paid during the reporting period)	$229,096
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086166

SEMIANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

G Class (AFCGX)	May 31, 2026

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$233,674,650
Management Fees (dollars paid during the reporting period)	$229,096
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	53

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A794

SEMIANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

Investor Class (AGCVX)	May 31, 2026

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.13%

Fund Statistics
Net Assets	$65,330,342
Management Fees (dollars paid during the reporting period)	$357,044
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A109

SEMIANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

I Class (AGCSX)	May 31, 2026

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.93%

Fund Statistics
Net Assets	$65,330,342
Management Fees (dollars paid during the reporting period)	$357,044
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A208

SEMIANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

A Class (AGCLX)	May 31, 2026

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	1.38%

Fund Statistics
Net Assets	$65,330,342
Management Fees (dollars paid during the reporting period)	$357,044
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A307

SEMIANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

C Class (AGCHX)	May 31, 2026

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$112	2.13%

Fund Statistics
Net Assets	$65,330,342
Management Fees (dollars paid during the reporting period)	$357,044
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A406

SEMIANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

R Class (AGCWX)	May 31, 2026

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$86	1.63%

Fund Statistics
Net Assets	$65,330,342
Management Fees (dollars paid during the reporting period)	$357,044
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A505

SEMIANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

R6 Class (AGCTX)	May 31, 2026

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.78%

Fund Statistics
Net Assets	$65,330,342
Management Fees (dollars paid during the reporting period)	$357,044
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	143

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A604

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

Investor Class (TWIEX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.22%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086109

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

I Class (TGRIX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$52	1.02%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086208

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

Y Class (ATYGX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$44	0.87%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A703

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

A Class (TWGAX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$74	1.47%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086406

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

C Class (AIWCX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$112	2.22%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086687

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

R Class (ATGRX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$87	1.72%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086646

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

R5 Class (ATGGX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	1.02%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A810

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

R6 Class (ATGDX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$44	0.87%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086398

SEMIANNUAL SHAREHOLDER REPORT
International Growth Fund

G Class (ACAEX)	May 31, 2026

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.02%

Fund Statistics
Net Assets	$2,246,351,572
Management Fees (dollars paid during the reporting period)	$7,265,855
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A737

SEMIANNUAL SHAREHOLDER REPORT
International Opportunities Fund

Investor Class (AIOIX)	May 31, 2026

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	1.46%

Fund Statistics
Net Assets	$587,060,314
Management Fees (dollars paid during the reporting period)	$3,790,554
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086745

SEMIANNUAL SHAREHOLDER REPORT
International Opportunities Fund

I Class (ACIOX)	May 31, 2026

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	1.26%

Fund Statistics
Net Assets	$587,060,314
Management Fees (dollars paid during the reporting period)	$3,790,554
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086737

SEMIANNUAL SHAREHOLDER REPORT
International Opportunities Fund

A Class (AIVOX)	May 31, 2026

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$93	1.71%

Fund Statistics
Net Assets	$587,060,314
Management Fees (dollars paid during the reporting period)	$3,790,554
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086455

SEMIANNUAL SHAREHOLDER REPORT
International Opportunities Fund

C Class (AIOCX)	May 31, 2026

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$134	2.46%

Fund Statistics
Net Assets	$587,060,314
Management Fees (dollars paid during the reporting period)	$3,790,554
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086448

SEMIANNUAL SHAREHOLDER REPORT
International Opportunities Fund

R Class (AIORX)	May 31, 2026

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.96%

Fund Statistics
Net Assets	$587,060,314
Management Fees (dollars paid during the reporting period)	$3,790,554
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086430

SEMIANNUAL SHAREHOLDER REPORT
International Small-Mid Cap Fund

Investor Class (ANTSX)	May 31, 2026

This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.42%

Fund Statistics
Net Assets	$474,364,240
Management Fees (dollars paid during the reporting period)	$736,922
Portfolio Turnover Rate	73%
Total Number of Portfolio Holdings	121

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	34%
Exchange-Traded Funds	0.3%	United Kingdom	11%
Short-Term Investments	1.4%	Canada	10%
Other Assets and Liabilities	(1.0)%	Australia	9%
		Germany	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086323

SEMIANNUAL SHAREHOLDER REPORT
International Small-Mid Cap Fund

G Class (ANTMX)	May 31, 2026

This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.02%

Fund Statistics
Net Assets	$474,364,240
Management Fees (dollars paid during the reporting period)	$736,922
Portfolio Turnover Rate	73%
Total Number of Portfolio Holdings	121

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	34%
Exchange-Traded Funds	0.3%	United Kingdom	11%
Short-Term Investments	1.4%	Canada	10%
Other Assets and Liabilities	(1.0)%	Australia	9%
		Germany	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086315

SEMIANNUAL SHAREHOLDER REPORT
International Value Fund

Investor Class (ACEVX)	May 31, 2026

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.14%

Fund Statistics
Net Assets	$1,343,677,236
Management Fees (dollars paid during the reporting period)	$1,834,435
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086588

SEMIANNUAL SHAREHOLDER REPORT
International Value Fund

I Class (ACVUX)	May 31, 2026

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$51	0.94%

Fund Statistics
Net Assets	$1,343,677,236
Management Fees (dollars paid during the reporting period)	$1,834,435
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086570

SEMIANNUAL SHAREHOLDER REPORT
International Value Fund

A Class (MEQAX)	May 31, 2026

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$75	1.39%

Fund Statistics
Net Assets	$1,343,677,236
Management Fees (dollars paid during the reporting period)	$1,834,435
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086562

SEMIANNUAL SHAREHOLDER REPORT
International Value Fund

C Class (ACCOX)	May 31, 2026

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$116	2.14%

Fund Statistics
Net Assets	$1,343,677,236
Management Fees (dollars paid during the reporting period)	$1,834,435
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086547

SEMIANNUAL SHAREHOLDER REPORT
International Value Fund

R Class (ACVRX)	May 31, 2026

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$89	1.64%

Fund Statistics
Net Assets	$1,343,677,236
Management Fees (dollars paid during the reporting period)	$1,834,435
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086539

SEMIANNUAL SHAREHOLDER REPORT
International Value Fund

R6 Class (ACVDX)	May 31, 2026

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$43	0.79%

Fund Statistics
Net Assets	$1,343,677,236
Management Fees (dollars paid during the reporting period)	$1,834,435
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086380

SEMIANNUAL SHAREHOLDER REPORT
International Value Fund

G Class (ACAFX)	May 31, 2026

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.04%

Fund Statistics
Net Assets	$1,343,677,236
Management Fees (dollars paid during the reporting period)	$1,834,435
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	159

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A745

SEMIANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

Investor Class (ANTUX)	May 31, 2026

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.20%

Fund Statistics
Net Assets	$544,952,766
Management Fees (dollars paid during the reporting period)	$678,259
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	60

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086158

SEMIANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

I Class (ANVHX)	May 31, 2026

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$53	1.00%

Fund Statistics
Net Assets	$544,952,766
Management Fees (dollars paid during the reporting period)	$678,259
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	60

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A786

SEMIANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

A Class (ANVLX)	May 31, 2026

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$76	1.45%

Fund Statistics
Net Assets	$544,952,766
Management Fees (dollars paid during the reporting period)	$678,259
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	60

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A778

SEMIANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

R Class (ANVRX)	May 31, 2026

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$89	1.70%

Fund Statistics
Net Assets	$544,952,766
Management Fees (dollars paid during the reporting period)	$678,259
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	60

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A760

SEMIANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

R6 Class (ANVMX)	May 31, 2026

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.85%

Fund Statistics
Net Assets	$544,952,766
Management Fees (dollars paid during the reporting period)	$678,259
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	60

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A752

SEMIANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

G Class (ANTGX)	May 31, 2026

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$3	0.05%

Fund Statistics
Net Assets	$544,952,766
Management Fees (dollars paid during the reporting period)	$678,259
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	60

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086141

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

May 31, 2026

Emerging Markets Fund	International Growth Fund
Investor Class (TWMIX)	Investor Class (TWIEX)
I Class (AMKIX)	I Class (TGRIX)
Y Class (AEYMX)	Y Class (ATYGX)
A Class (AEMMX)	A Class (TWGAX)
C Class (ACECX)	C Class (AIWCX)
R Class (AEMRX)	R Class (ATGRX)
R5 Class (AEGMX)	R5 Class (ATGGX)
R6 Class (AEDMX)	R6 Class (ATGDX)
G Class (ACADX)	G Class (ACAEX)
Focused Global Growth Fund	International Opportunities Fund
Investor Class (TWGGX)	Investor Class (AIOIX)
I Class (AGGIX)	I Class (ACIOX)
Y Class (AGYGX)	A Class (AIVOX)
A Class (AGGRX)	C Class (AIOCX)
C Class (AGLCX)	R Class (AIORX)
R Class (AGORX)	International Small-Mid Cap Fund
R5 Class (AGFGX)	Investor Class (ANTSX)
R6 Class (AGGDX)	G Class (ANTMX)
Focused International Growth Fund	International Value Fund
Investor Class (AFCNX)	Investor Class (ACEVX)
I Class (AFCSX)	I Class (ACVUX)
A Class (AFCLX)	A Class (MEQAX)
C Class (AFCHX)	C Class (ACCOX)
R Class (AFCWX)	R Class (ACVRX)
R6 Class (AFCMX)	R6 Class (ACVDX)
G Class (AFCGX)	G Class (ACAFX)
Global Small Cap Fund	Non-U.S. Intrinsic Value Fund
Investor Class (AGCVX)	Investor Class (ANTUX)
I Class (AGCSX)	I Class (ANVHX)
A Class (AGCLX)	A Class (ANVLX)
C Class (AGCHX)	R Class (ANVRX)
R Class (AGCWX)	R6 Class (ANVMX)
R6 Class (AGCTX)	G Class (ANTGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Emerging Markets Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 101.3%
Argentina — 1.0%
Arcos Dorados Holdings, Inc., Class A	587,931	$5,115,000
Vista Energy SAB de CV, ADR(1)	205,467	15,245,651
		20,360,651
Brazil — 4.5%
Banco BTG Pactual SA	1,257,000	13,370,988
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(2)	2,168,535	11,970,313
Cury Construtora e Incorporadora SA	1,559,839	9,870,070
Embraer SA, ADR	245,621	14,184,613
NU Holdings Ltd., Class A(1)	1,061,777	13,941,132
PRIO SA(1)	1,309,500	16,252,747
Raia Drogasil SA	2,729,500	10,204,750
		89,794,613
Chile — 0.5%
Banco de Chile, ADR	288,061	10,966,482
China — 20.5%
Alibaba Group Holding Ltd., ADR	367,854	45,694,824
Aluminum Corp. of China Ltd., H Shares	8,832,000	12,368,788
Baidu, Inc., ADR(1)	55,209	7,470,330
China Construction Bank Corp., H Shares	34,372,000	37,242,509
China International Capital Corp. Ltd., H Shares	3,112,400	7,794,133
Contemporary Amperex Technology Co. Ltd., Class A	483,710	30,346,603
Dongfang Electric Corp. Ltd., Class H	1,265,800	5,198,280
Foxconn Industrial Internet Co. Ltd., Class A	1,278,351	13,818,018
Ganfeng Lithium Group Co. Ltd., H Shares	2,214,200	18,192,271
GDS Holdings Ltd., ADR(1)(2)	223,313	7,916,446
Han's Laser Technology Industry Group Co. Ltd., Class A	954,900	18,614,384
Industrial & Commercial Bank of China Ltd., H Shares	32,244,740	27,306,624
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,113,680	8,264,101
Montage Technology Co. Ltd., Class A	545,396	20,452,965
NAURA Technology Group Co. Ltd., Class A	181,000	16,865,283
Ping An Insurance Group Co. of China Ltd., H Shares(2)	2,675,500	20,492,017
Sinotruk Hong Kong Ltd.	1,754,500	8,341,432
Tencent Holdings Ltd.	1,188,100	64,551,340
Zhongji Innolight Co. Ltd., Class A	189,000	32,218,497
Zijin Mining Group Co. Ltd., H Shares	1,634,000	6,850,082
		409,998,927
Greece — 0.8%
Piraeus Bank SA(1)	1,491,014	15,819,555
Hong Kong — 1.1%
Galaxy Entertainment Group Ltd.	2,416,000	9,622,836
Hong Kong Exchanges & Clearing Ltd.	240,400	12,274,815
		21,897,651
Hungary — 1.4%
OTP Bank Nyrt	199,730	27,424,001
India — 9.4%
APL Apollo Tubes Ltd.	373,130	7,190,961
Apollo Hospitals Enterprise Ltd.	204,362	17,583,363
Bharti Airtel Ltd.	1,144,061	22,012,022

Schedule of Investments - Emerging Markets Fund

	Shares	Value
Cummins India Ltd.	266,083	$16,467,474
HDFC Bank Ltd.	1,288,692	10,102,035
ICICI Bank Ltd., ADR	603,212	15,822,251
Multi Commodity Exchange of India Ltd.	294,047	9,149,681
Persistent Systems Ltd.	129,029	7,064,274
Phoenix Mills Ltd.	479,638	8,939,825
Radico Khaitan Ltd.	465,620	17,245,430
Reliance Industries Ltd.	987,401	13,726,835
State Bank of India	1,074,731	10,908,220
Torrent Pharmaceuticals Ltd.	476,167	22,103,607
TVS Motor Co. Ltd.	277,349	9,794,070
		188,110,048
Malaysia — 0.5%
CIMB Group Holdings Bhd.	4,783,400	9,019,892
Mexico — 1.6%
America Movil SAB de CV, ADR	678,889	17,230,203
Cemex SAB de CV, ADR	1,078,202	14,113,664
		31,343,867
Peru — 1.3%
Cia de Minas Buenaventura SAA, ADR	431,899	15,932,754
Credicorp Ltd.	31,963	10,951,483
		26,884,237
Philippines — 1.1%
International Container Terminal Services, Inc.	1,817,560	22,207,846
Poland — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	394,983	11,210,718
Russia(3) — 0.0%
Novatek PJSC	1,100,400	2
Saudi Arabia — 1.2%
Al Rajhi Bank	587,116	10,382,381
Rasan Information Technology Co.(1)	355,005	14,470,097
		24,852,478
South Africa — 2.7%
Capitec Bank Holdings Ltd.	95,935	26,445,874
Gold Fields Ltd., ADR	454,968	18,135,024
Naspers Ltd., N Shares	161,692	8,493,255
		53,074,153
South Korea — 24.3%
Doosan Enerbility Co. Ltd.(1)	132,908	9,321,969
HD Hyundai Electric Co. Ltd.	20,725	14,514,417
HD Hyundai Heavy Industries Co. Ltd.	31,591	14,597,928
Hyundai Rotem Co. Ltd.	72,943	9,709,223
IsuPetasys Co. Ltd.	136,960	11,737,082
KIWOOM Securities Co. Ltd.	65,210	16,086,995
Samsung Electro-Mechanics Co. Ltd.	29,598	41,839,306
Samsung Electronics Co. Ltd.	960,964	201,604,125
SK Hynix, Inc.	107,039	166,660,510
		486,071,555
Taiwan — 25.9%
ASE Technology Holding Co. Ltd.	1,265,000	24,168,253
Bizlink Holding, Inc.	142,495	9,254,518
Chroma ATE, Inc.	286,000	22,757,547

Schedule of Investments - Emerging Markets Fund

	Shares	Value
Delta Electronics, Inc.	630,000	$48,337,550
E.Sun Financial Holding Co. Ltd.	11,319,926	11,188,539
Elite Material Co. Ltd.	140,000	22,627,156
Far EasTone Telecommunications Co. Ltd.	4,582,000	13,864,127
Gold Circuit Electronics Ltd.	339,000	14,152,270
Hiwin Technologies Corp.	834,000	10,281,494
Taiwan Semiconductor Manufacturing Co. Ltd.	4,174,713	309,284,763
Unimicron Technology Corp.	946,228	31,398,541
		517,314,758
Thailand — 0.7%
PTT Exploration & Production PCL	3,094,600	13,450,006
Turkey — 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,951,864	16,090,354
BIM Birlesik Magazalar AS(2)	1,355,842	10,890,564
		26,980,918
United Arab Emirates — 0.8%
Abu Dhabi Islamic Bank PJSC	1,467,948	8,223,885
Emaar Properties PJSC	2,439,284	7,894,374
		16,118,259
TOTAL COMMON STOCKS (Cost $912,426,389)		2,022,900,617
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	11,518,736	11,518,736
Repurchase Agreements — 0.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 1/15/36, valued at $157,114), at 3.62%, dated 5/29/26, due 6/1/26 (Delivery value $154,046)		154,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,672,736)		11,672,736
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $924,099,125)		2,034,573,353
OTHER ASSETS AND LIABILITIES — (1.9)%		(37,093,197)
TOTAL NET ASSETS — 100.0%		$1,997,480,156

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	49.6%
Financials	17.6%
Industrials	9.9%
Communication Services	6.3%
Materials	4.6%
Consumer Discretionary	4.5%
Energy	3.0%
Health Care	2.4%
Consumer Staples	2.0%
Real Estate	0.8%
Utilities	0.6%
Short-Term Investments	0.6%
Other Assets and Liabilities	(1.9)%

Schedule of Investments - Emerging Markets Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $32,849,541. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,707,714, which includes securities collateral of $23,188,978.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$20,360,651	—	—
Brazil	40,096,058	$49,698,555	—
Chile	10,966,482	—	—
China	61,081,600	348,917,327	—
India	15,822,251	172,287,797	—
Mexico	31,343,867	—	—
Peru	26,884,237	—	—
South Africa	18,135,024	34,939,129	—
Other Countries	—	1,192,367,639	—
Short-Term Investments	11,518,736	154,000	—
	$236,208,906	$1,798,364,447	—

See Notes to Financial Statements.

Schedule of Investments - Focused Global Growth Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Canada — 3.6%
Aritzia, Inc.(1)	98,140	$11,019,528
TC Energy Corp.	135,201	9,008,496
		20,028,024
France — 2.0%
Societe Generale SA	134,130	11,149,034
Hong Kong — 4.3%
AIA Group Ltd.	1,123,200	11,782,114
Techtronic Industries Co. Ltd.	828,500	12,299,569
		24,081,683
Japan — 6.9%
FANUC Corp.	320,600	15,751,602
Mitsubishi Heavy Industries Ltd.	397,500	9,396,406
Sumitomo Mitsui Financial Group, Inc.	379,400	13,837,807
		38,985,815
Netherlands — 2.7%
ASML Holding NV, NY Shares	9,480	15,288,965
Switzerland — 1.3%
Galderma Group AG(1)	34,810	7,364,099
Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,250	21,864,013
United Kingdom — 5.7%
Anglo American PLC	213,180	11,408,827
BAE Systems PLC	354,490	9,644,507
Lloyds Banking Group PLC	8,053,260	11,015,519
		32,068,853
United States — 68.6%
Advanced Micro Devices, Inc.(1)	39,470	20,370,467
Alphabet, Inc., Class A	101,590	38,638,741
Amazon.com, Inc.(1)	105,300	28,498,392
AMETEK, Inc.	56,430	12,744,715
BrightSpring Health Services, Inc.(1)	198,750	12,258,900
Broadcom, Inc.	53,470	23,888,792
CenterPoint Energy, Inc.	247,640	10,465,266
Cintas Corp.	50,560	8,658,906
Citigroup, Inc.	95,920	12,076,328
Curtiss-Wright Corp.	14,960	11,184,246
Eaton Corp. PLC	30,670	12,286,402
Eli Lilly & Co.	14,150	15,635,750
Fabrinet(1)	16,160	10,571,226
Howmet Aerospace, Inc.	54,680	14,121,110
Mastercard, Inc., Class A	27,197	13,434,774
Meta Platforms, Inc., Class A	13,240	8,374,432
Microsoft Corp.	32,660	14,704,838
Nasdaq, Inc.	136,980	12,673,390
NVIDIA Corp.	185,170	39,096,794
Palo Alto Networks, Inc.(1)	69,250	19,507,032
Teledyne Technologies, Inc.(1)	13,360	8,280,929
Texas Instruments, Inc.	47,740	14,593,163

Schedule of Investments - Focused Global Growth Fund

	Shares	Value
TKO Group Holdings, Inc.	46,510	$9,542,922
Williams Cos., Inc.	150,400	10,737,056
Wingstop, Inc.	20,090	3,153,326
		385,497,897
TOTAL COMMON STOCKS (Cost $414,955,760)		556,328,383
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $414,955,760)		556,328,383
OTHER ASSETS AND LIABILITIES — 1.0%		5,444,312
TOTAL NET ASSETS — 100.0%		$561,772,695

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	33.4%
Industrials	18.9%
Financials	15.2%
Communication Services	10.1%
Consumer Discretionary	7.7%
Health Care	6.3%
Energy	3.5%
Materials	2.0%
Utilities	1.9%
Other Assets and Liabilities	1.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	—	$20,028,024	—
France	—	11,149,034	—
Hong Kong	—	24,081,683	—
Japan	—	38,985,815	—
Switzerland	—	7,364,099	—
United Kingdom	—	32,068,853	—
Other Countries	$422,650,875	—	—
	$422,650,875	$133,677,508	—

See Notes to Financial Statements.

Schedule of Investments - Focused International Growth Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Australia — 1.0%
ANZ Group Holdings Ltd.	96,310	$2,438,498
Austria — 1.7%
Erste Group Bank AG	33,600	4,005,029
Belgium — 1.0%
Anheuser-Busch InBev SA	28,524	2,283,848
Brazil — 2.9%
Ambev SA	684,600	2,227,015
Itau Unibanco Holding SA, Preference Shares	173,500	1,377,118
Raia Drogasil SA	823,900	3,080,305
		6,684,438
Canada — 3.5%
Aritzia, Inc.(1)	35,860	4,026,496
TC Energy Corp.	64,030	4,266,344
		8,292,840
China — 3.6%
Alibaba Group Holding Ltd., ADR	32,280	4,009,821
Tencent Holdings Ltd.	80,700	4,384,558
		8,394,379
Denmark — 3.9%
Novonesis Novozymes B, B Shares	93,770	5,447,857
Orsted AS(1)	147,750	3,765,488
		9,213,345
France — 8.6%
EssilorLuxottica SA	17,400	3,516,881
L'Oreal SA	8,440	3,724,129
Schneider Electric SE	18,700	5,873,353
Societe Generale SA	85,030	7,067,788
		20,182,151
Germany — 2.1%
Siemens Energy AG	25,650	4,855,904
Greece — 1.6%
Alpha Bank SA	817,060	3,734,992
Hong Kong — 2.9%
AIA Group Ltd.	371,200	3,893,804
Techtronic Industries Co. Ltd.	196,500	2,917,158
		6,810,962
Ireland — 1.7%
AIB Group PLC	337,170	3,967,779
Italy — 5.3%
Eni SpA(2)	175,740	4,597,893
Ferrari NV	12,400	4,260,775
Prysmian SpA	20,080	3,459,119
		12,317,787
Japan — 10.0%
FANUC Corp.	101,900	5,006,513
Fujikura Ltd.(2)	87,400	2,604,564
Keyence Corp.	4,800	2,412,168
Ryohin Keikaku Co. Ltd.	188,800	4,611,228

Schedule of Investments - Focused International Growth Fund

	Shares	Value
Sumitomo Realty & Development Co. Ltd.	115,000	$2,682,179
Terumo Corp.	402,100	6,046,341
		23,362,993
Netherlands — 3.5%
ASML Holding NV	5,020	8,117,003
Singapore — 1.7%
Singapore Telecommunications Ltd.	1,143,200	3,890,012
South Korea — 6.9%
Samsung Electro-Mechanics Co. Ltd.	3,690	5,216,131
Samsung Electronics Co. Ltd.	51,650	10,835,841
		16,051,972
Spain — 2.5%
Iberdrola SA	257,230	5,839,592
Sweden — 3.0%
Atlas Copco AB, A Shares(2)	204,840	3,916,808
Spotify Technology SA(1)	6,110	3,040,825
		6,957,633
Switzerland — 4.1%
Galderma Group AG(1)	26,176	5,537,566
Lonza Group AG	6,510	4,158,014
		9,695,580
Taiwan — 9.9%
Delta Electronics, Inc.	64,000	4,910,481
Taiwan Semiconductor Manufacturing Co. Ltd.	247,000	18,299,063
		23,209,544
United Kingdom — 15.3%
Antofagasta PLC	80,770	4,449,411
ARM Holdings PLC, ADR(1)	11,850	4,186,487
AstraZeneca PLC	39,530	7,339,315
BAE Systems PLC	192,710	5,243,006
British American Tobacco PLC	64,800	4,009,602
London Stock Exchange Group PLC	37,550	4,543,523
Rolls-Royce Holdings PLC	199,150	3,583,070
Tesco PLC	410,910	2,381,855
		35,736,269
United States — 1.2%
Viking Holdings Ltd.(1)	30,140	2,776,195
TOTAL COMMON STOCKS (Cost $188,710,911)		228,818,745
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,032	22,032
State Street Navigator Securities Lending Government Money Market Portfolio(3)	121,355	121,355
		143,387
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $5,604,018), at 3.62%, dated 5/29/26, due 6/1/26 (Delivery value $5,495,657)		5,494,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,637,387)		5,637,387
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $194,348,298)		234,456,132
OTHER ASSETS AND LIABILITIES — (0.3)%		(781,482)
TOTAL NET ASSETS — 100.0%		$233,674,650

Schedule of Investments - Focused International Growth Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.1%
Industrials	16.0%
Financials	13.3%
Health Care	11.3%
Consumer Discretionary	8.4%
Consumer Staples	7.6%
Communication Services	4.9%
Materials	4.2%
Utilities	4.1%
Energy	3.8%
Real Estate	1.2%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,807,132. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,053,759, which includes securities collateral of $2,932,404.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$4,009,821	$4,384,558	—
Sweden	3,040,825	3,916,808	—
United Kingdom	4,186,487	31,549,782	—
United States	2,776,195	—	—
Other Countries	—	174,954,269	—
Short-Term Investments	143,387	5,494,000	—
	$14,156,715	$220,299,417	—

See Notes to Financial Statements.

Schedule of Investments - Global Small Cap Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Argentina — 0.5%
Arcos Dorados Holdings, Inc., Class A	36,957	$321,526
Australia — 4.6%
Genesis Minerals Ltd.(1)	87,917	374,064
Iluka Resources Ltd.	56,391	320,306
Lynas Rare Earths Ltd.(1)	38,921	535,105
NEXTDC Ltd.(1)(2)	42,266	462,355
Paladin Energy Ltd.(1)	49,961	408,893
PLS Group Ltd.(1)(2)	144,103	670,945
Ventia Services Group Pty. Ltd.	59,550	265,098
		3,036,766
Brazil — 0.9%
Direcional Engenharia SA	59,100	157,692
Multiplan Empreendimentos Imobiliarios SA	77,600	458,258
		615,950
Canada — 10.2%
Aritzia, Inc.(1)	13,436	1,508,645
Brookfield Infrastructure Corp., Class A(2)	11,479	476,723
Chartwell Retirement Residences	28,396	416,059
Descartes Systems Group, Inc.(1)	1,451	107,079
Finning International, Inc.	13,181	995,566
Groupe Dynamite, Inc.(2)	11,773	640,378
MDA Space Ltd.(1)(2)	25,678	1,145,094
OceanaGold Corp.	11,331	342,236
Parex Resources, Inc.	15,761	274,944
Premium Brands Holdings Corp.(2)	2,220	146,470
Taseko Mines Ltd.(1)	43,591	323,445
Torex Gold Resources, Inc.	6,889	315,905
		6,692,544
China — 1.3%
Atour Lifestyle Holdings Ltd., ADR	8,597	295,221
GDS Holdings Ltd., ADR(1)(2)	15,550	551,247
		846,468
Denmark — 1.0%
AL Sydbank	3,863	324,092
ALK-Abello AS	7,112	296,960
		621,052
France — 2.0%
Exail Technologies SA(1)(2)	3,159	527,961
Gaztransport Et Technigaz SA	3,275	754,964
		1,282,925
Germany — 2.6%
Deutz AG	35,186	428,750
flatexDEGIRO SE	18,701	734,288
Salzgitter AG(1)	7,237	515,696
		1,678,734
India — 0.7%
Nippon Life India Asset Management Ltd.	42,065	486,872

Schedule of Investments - Global Small Cap Fund

	Shares	Value
Israel — 0.8%
Nova Ltd.(1)	988	$496,302
Italy — 1.8%
BPER Banca SpA	29,909	404,912
Hera SpA	36,301	163,179
Lottomatica Group SpA	20,845	615,675
		1,183,766
Japan — 13.0%
77 Bank Ltd.(2)	30,700	608,491
Asahi Intecc Co. Ltd.	20,900	493,529
Asics Corp.	10,800	328,082
Casio Computer Co. Ltd.	31,200	350,475
JTEKT Corp.	28,800	391,380
Kurita Water Industries Ltd.	12,500	686,387
Kyoto Financial Group, Inc.	11,700	325,394
Maruwa Co. Ltd.	1,700	793,267
Mebuki Financial Group, Inc.(2)	81,800	683,861
Meiko Electronics Co. Ltd.	2,000	483,185
Mitsui Kinzoku Co. Ltd.	2,300	745,631
Morinaga Milk Industry Co. Ltd.	10,400	317,186
Nabtesco Corp.	22,100	764,140
Nextage Co. Ltd.	27,100	601,255
Sojitz Corp.	9,700	328,373
SWCC Corp.(2)	6,200	576,652
		8,477,288
Netherlands — 0.9%
SBM Offshore NV	16,223	618,328
Norway — 2.4%
DOF Group ASA	27,308	352,809
Storebrand ASA	23,159	439,685
Subsea 7 SA	23,525	772,902
		1,565,396
South Korea — 1.7%
D'Alba Global Co. Ltd.	1,966	257,202
HK inno N Corp.(1)	4,149	123,786
ISC Co. Ltd.	3,104	417,695
KIWOOM Securities Co. Ltd.	1,144	282,219
		1,080,902
Spain — 0.9%
Tecnicas Reunidas SA(1)	15,794	579,697
Sweden — 1.4%
Millicom International Cellular SA	10,794	921,376
Taiwan — 4.1%
Bizlink Holding, Inc.	10,000	649,463
King Yuan Electronics Co. Ltd.	81,000	840,258
Silergy Corp.	39,000	742,334
Taiwan Union Technology Corp.	7,000	369,356
Winbond Electronics Corp.	19,000	95,832
		2,697,243
United Kingdom — 3.2%
Cranswick PLC	3,435	252,795
Greencore Group PLC	104,092	284,779

Schedule of Investments - Global Small Cap Fund

	Shares	Value
Serica Energy PLC	68,675	$231,657
SigmaRoc PLC(1)	291,543	485,777
Tritax Big Box REIT PLC	65,855	133,034
Watches of Switzerland Group PLC(1)	28,909	279,322
Zegona Communications PLC	17,742	439,577
		2,106,941
United States — 45.0%
Alliance Laundry Holdings, Inc.(1)	14,992	378,548
American Healthcare REIT, Inc.	16,958	829,077
Argan, Inc.	1,441	961,176
Astronics Corp.(1)	4,945	430,215
ATI, Inc.(1)	6,287	1,101,231
Bancorp, Inc.(1)	5,593	308,510
BJ's Wholesale Club Holdings, Inc.(1)	3,010	256,693
Braze, Inc., Class A(1)	8,462	216,881
BrightSpring Health Services, Inc.(1)	8,095	499,300
Carpenter Technology Corp.	2,085	977,823
Casella Waste Systems, Inc., Class A(1)	4,842	397,867
CECO Environmental Corp.(1)	12,219	913,370
Cognex Corp.	11,852	780,454
Construction Partners, Inc., Class A(1)	2,617	304,802
Core Scientific, Inc.(1)	8,419	226,050
Customers Bancorp, Inc.(1)	2,225	167,187
D-Wave Quantum, Inc.(1)	3,167	95,453
Element Solutions, Inc.	20,724	879,319
Encompass Health Corp.	2,890	305,906
Extreme Networks, Inc.(1)	18,462	489,428
Fabrinet(1)	697	455,950
Fervo Energy Co., Class A(1)	8,216	301,199
Five Below, Inc.(1)	3,336	758,473
Flowserve Corp.	4,486	338,738
Forgent Power Solutions, Inc.(1)	7,713	421,593
Globus Medical, Inc., Class A(1)	4,494	367,969
Guardant Health, Inc.(1)	2,775	359,890
Hexcel Corp.	5,534	496,898
Kennametal, Inc.	7,906	259,317
Lattice Semiconductor Corp.(1)	5,182	762,169
Littelfuse, Inc.	2,189	1,021,978
MACOM Technology Solutions Holdings, Inc.(1)	2,140	780,330
Madrigal Pharmaceuticals, Inc.(1)	463	230,236
Magnite, Inc.(1)	12,562	180,013
Materion Corp.	2,399	527,876
Miami International Holdings, Inc.(1)	7,710	364,297
Modine Manufacturing Co.(1)	3,007	838,682
Murphy Oil Corp.	7,575	274,139
National Vision Holdings, Inc.(1)	9,539	159,778
Neogen Corp.(1)	18,118	162,518
New York Times Co., Class A	5,268	396,206
Newmark Group, Inc., Class A	12,223	170,755
Novanta, Inc.(1)	3,870	616,607
OSI Systems, Inc.(1)	1,510	327,292
PACS Group, Inc.(1)	4,282	156,935

Schedule of Investments - Global Small Cap Fund

	Shares	Value
Piper Sandler Cos.	4,406	$345,474
Plexus Corp.(1)	2,499	670,632
Praxis Precision Medicines, Inc.(1)	738	258,278
RadNet, Inc.(1)	9,236	512,875
RBC Bearings, Inc.(1)	901	515,336
RealReal, Inc.(1)	17,671	170,348
Regal Rexnord Corp.	2,296	463,241
Rigetti Computing, Inc.(1)	3,629	92,685
Riot Platforms, Inc.(1)	16,526	448,020
SiTime Corp.(1)	584	414,757
Southstate Bank Corp.	3,157	299,126
Spectrum Brands Holdings, Inc.	2,071	162,967
Sterling Infrastructure, Inc.(1)	874	752,374
StoneX Group, Inc.(1)	7,231	819,634
Terreno Realty Corp.	6,413	421,270
Toll Brothers, Inc.	2,364	327,509
UroGen Pharma Ltd.(1)	17,772	499,926
Wayfair, Inc., Class A(1)	4,373	315,993
Wintrust Financial Corp.	4,178	627,661
		29,367,234
TOTAL COMMON STOCKS (Cost $46,393,547)		64,677,310
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF	88	4,469
Schwab U.S. Small-Cap ETF	176	5,993
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,415)		10,462
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,237	1,237
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,210,211	1,210,211
		1,211,448
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $237,726), at 3.62%, dated 5/29/26, due 6/1/26 (Delivery value $233,070)		233,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,444,448)		1,444,448
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $47,843,410)		66,132,220
OTHER ASSETS AND LIABILITIES — (1.2)%		(801,878)
TOTAL NET ASSETS — 100.0%		$65,330,342

Schedule of Investments - Global Small Cap Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.6%
Information Technology	19.3%
Financials	11.2%
Consumer Discretionary	11.0%
Materials	9.1%
Health Care	7.2%
Energy	6.5%
Real Estate	3.1%
Communication Services	3.0%
Consumer Staples	2.5%
Utilities	1.5%
Exchange-Traded Funds	0.0%
Short-Term Investments	2.2%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,013,862. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,299,477, which includes securities collateral of $3,089,266.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$3,036,766	—
Brazil	—	615,950	—
Canada	$800,168	5,892,376	—
Denmark	—	621,052	—
France	—	1,282,925	—
Germany	—	1,678,734	—
India	—	486,872	—
Italy	—	1,183,766	—
Japan	—	8,477,288	—
Netherlands	—	618,328	—
Norway	—	1,565,396	—
South Korea	—	1,080,902	—
Spain	—	579,697	—
Taiwan	—	2,697,243	—
United Kingdom	—	2,106,941	—
Other Countries	31,952,906	—	—
Exchange-Traded Funds	10,462	—	—
Short-Term Investments	1,211,448	233,000	—
	$33,974,984	$32,157,236	—

See Notes to Financial Statements.

Schedule of Investments - International Growth Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Australia — 3.5%
ANZ Group Holdings Ltd.	854,230	$21,628,471
Lynas Rare Earths Ltd.(1)(2)	828,690	11,393,233
Macquarie Group Ltd.	63,190	10,835,765
NEXTDC Ltd.(1)	741,100	8,107,021
Rio Tinto Ltd.	196,120	26,229,967
		78,194,457
Austria — 1.1%
Erste Group Bank AG	209,330	24,951,567
Belgium — 2.1%
Anheuser-Busch InBev SA	248,090	19,863,967
Argenx SE(1)	11,160	9,329,018
UCB SA	64,030	18,800,909
		47,993,894
Brazil — 0.2%
Itau Unibanco Holding SA, Preference Shares	698,100	5,541,014
Canada — 4.3%
Aritzia, Inc.(1)	211,950	23,798,542
Canadian Pacific Kansas City Ltd.	157,900	14,098,930
Dollarama, Inc.	51,470	6,581,918
Intact Financial Corp.	44,810	8,804,036
Quebecor, Inc., Class B(2)	368,220	17,868,145
TC Energy Corp.	394,250	26,269,035
		97,420,606
China — 0.5%
Alibaba Group Holding Ltd., ADR	49,920	6,201,062
GDS Holdings Ltd., ADR(1)(2)	152,710	5,413,570
		11,614,632
Denmark — 2.9%
Carlsberg AS, B Shares	67,560	9,081,466
Novonesis Novozymes B, B Shares	438,970	25,503,315
Orsted AS(1)	1,154,620	29,426,112
		64,010,893
France — 10.7%
Air Liquide SA	155,675	32,159,894
Airbus SE	108,430	22,643,127
BNP Paribas SA	319,070	34,393,417
EssilorLuxottica SA	66,280	13,396,486
Hermes International SCA	4,370	8,166,340
L'Oreal SA	58,280	25,715,906
Safran SA	36,460	12,967,073
Schneider Electric SE	158,017	49,630,464
Societe Generale SA	390,190	32,433,025
Vallourec SACA(1)	326,581	9,097,952
		240,603,684
Germany — 5.9%
Bayerische Motoren Werke AG	149,030	12,967,106
Deutsche Boerse AG	101,690	29,298,058
Infineon Technologies AG	314,331	29,803,445

Schedule of Investments - International Growth Fund

	Shares	Value
Knorr-Bremse AG	104,790	$12,658,985
SAP SE	106,030	19,180,232
Siemens Energy AG	150,800	28,548,550
		132,456,376
Greece — 0.6%
Alpha Bank SA	2,926,920	13,379,707
Hong Kong — 2.4%
AIA Group Ltd.	2,486,600	26,083,873
Hong Kong Exchanges & Clearing Ltd.	254,700	13,004,972
Techtronic Industries Co. Ltd.	966,000	14,340,837
		53,429,682
Ireland — 1.7%
AIB Group PLC	3,239,330	38,120,079
Italy — 4.7%
Davide Campari-Milano NV(2)	1,337,200	8,723,243
Eni SpA(2)	1,345,160	35,193,479
Ferrari NV	83,270	28,612,477
Prysmian SpA	93,510	16,108,677
Saipem SpA(2)	3,601,930	17,309,261
		105,947,137
Japan — 19.0%
Advantest Corp.	108,600	17,755,602
Anritsu Corp.	148,500	4,238,698
Asics Corp.	496,200	15,073,548
FANUC Corp.	650,800	31,974,867
Fast Retailing Co. Ltd.	19,200	9,950,136
Fujikura Ltd.	369,000	10,996,384
Hitachi Ltd.	640,400	20,729,443
Keyence Corp.	89,600	45,027,126
Kyushu Electric Power Co., Inc.	1,330,000	13,680,274
Marubeni Corp.(2)	628,300	20,538,116
Mitsubishi Corp.	567,700	17,950,902
Mitsubishi Electric Corp.	370,700	15,070,087
NEC Corp.	256,600	6,651,043
Panasonic Holdings Corp.	627,900	14,506,982
Ryohin Keikaku Co. Ltd.	1,527,400	37,305,032
SoftBank Group Corp.	382,200	17,979,475
Sony Group Corp.	624,500	13,470,583
Sumitomo Mitsui Financial Group, Inc.	1,138,300	41,517,068
Sumitomo Realty & Development Co. Ltd.	907,800	21,172,884
Suzuki Motor Corp.	1,044,500	12,935,152
Terumo Corp.	2,584,100	38,856,879
		427,380,281
Netherlands — 5.7%
ABN AMRO Bank NV, CVA	433,030	17,209,186
Adyen NV(1)	7,600	8,324,790
ASML Holding NV	56,220	90,903,964
BE Semiconductor Industries NV	33,200	10,992,711
		127,430,651
Singapore — 0.9%
Singapore Telecommunications Ltd.	6,058,600	20,615,841

Schedule of Investments - International Growth Fund

	Shares	Value
South Korea — 0.4%
Samsung Electronics Co. Ltd.	47,710	$10,009,254
Spain — 2.6%
CaixaBank SA	1,709,120	23,075,796
Iberdrola SA	1,546,512	35,108,652
		58,184,448
Sweden — 3.3%
Atlas Copco AB, A Shares(2)	1,525,950	29,178,153
Epiroc AB, A Shares	751,320	22,226,629
Spotify Technology SA(1)	45,720	22,753,930
		74,158,712
Switzerland — 6.3%
Cie Financiere Richemont SA, Class A	98,030	21,048,888
Galderma Group AG(1)	127,637	27,001,767
Julius Baer Group Ltd.	141,420	11,568,982
Lonza Group AG	38,570	24,635,115
Roche Holding AG	70,970	29,860,634
Zurich Insurance Group AG	37,640	26,729,611
		140,844,997
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	442,000	32,745,692
United Kingdom — 18.2%
Anglo American PLC	519,600	27,807,610
Antofagasta PLC	320,460	17,653,316
ARM Holdings PLC, ADR(1)	68,190	24,090,845
AstraZeneca PLC	303,990	56,440,134
BAE Systems PLC	1,110,890	30,223,664
Barclays PLC	1,513,100	9,243,618
BP PLC	4,508,170	31,843,299
British American Tobacco PLC	630,460	39,010,703
Burberry Group PLC(1)	469,760	7,456,382
Compass Group PLC	546,490	17,526,084
Haleon PLC	3,355,631	15,148,738
Lloyds Banking Group PLC	16,751,920	22,913,838
London Stock Exchange Group PLC	180,640	21,857,311
National Grid PLC	1,446,430	23,215,967
Rolls-Royce Holdings PLC	1,506,030	27,096,213
Segro PLC	1,173,050	11,371,330
Tesco PLC	4,276,740	24,790,286
		407,689,338
United States — 0.4%
Viking Holdings Ltd.(1)	97,180	8,951,250
TOTAL COMMON STOCKS (Cost $1,623,244,614)		2,221,674,192
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	97,392	97,392
State Street Navigator Securities Lending Government Money Market Portfolio(3)	28,293,026	28,293,026
		28,390,418
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $25,432,695), at 3.62%, dated 5/29/26, due 6/1/26 (Delivery value $24,941,522)		24,934,000

Schedule of Investments - International Growth Fund

	Shares	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $53,324,418)		$53,324,418
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $1,676,569,032)		2,274,998,610
OTHER ASSETS AND LIABILITIES — (1.3)%		(28,647,038)
TOTAL NET ASSETS — 100.0%		$2,246,351,572

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.7%
Industrials	17.7%
Information Technology	13.4%
Consumer Discretionary	11.0%
Health Care	10.3%
Materials	6.4%
Consumer Staples	5.7%
Energy	5.3%
Utilities	4.5%
Communication Services	3.5%
Real Estate	1.4%
Short-Term Investments	2.4%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $96,126,753. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $101,896,159, which includes securities collateral of $73,603,133.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$67,410,657	$2,154,263,535	—
Short-Term Investments	28,390,418	24,934,000	—
	$95,801,075	$2,179,197,535	—

See Notes to Financial Statements.

Schedule of Investments - International Opportunities Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Argentina — 1.3%
Arcos Dorados Holdings, Inc., Class A	348,000	$3,027,600
Vista Energy SAB de CV, ADR(1)	65,669	4,872,640
		7,900,240
Australia — 5.0%
ALS Ltd.	313,350	5,307,449
Genesis Minerals Ltd.(1)	1,140,114	4,850,889
HUB24 Ltd.	27,022	1,609,808
Lynas Rare Earths Ltd.(1)	435,547	5,988,112
NEXTDC Ltd.(1)(2)	485,156	5,307,205
PLS Group Ltd.(1)	1,360,731	6,335,572
		29,399,035
Austria — 0.2%
AT&S Austria Technologie & Systemtechnik AG(1)	6,944	1,141,038
Brazil — 1.3%
Cury Construtora e Incorporadora SA	478,800	3,029,665
Embraer SA, ADR	75,034	4,333,213
		7,362,878
Canada — 14.9%
Aritzia, Inc.(1)	119,087	13,371,536
Bird Construction, Inc.(2)	33,490	1,403,828
Discovery Silver Corp.(1)	648,247	4,039,054
DPM Metals, Inc.	213,725	7,177,650
Extendicare, Inc.	195,900	4,608,158
Finning International, Inc.	120,163	9,075,961
Groupe Dynamite, Inc.(2)	111,704	6,076,004
Hammond Power Solutions, Inc.	23,369	5,490,143
Hudbay Minerals, Inc.	247,047	7,223,345
Kinaxis, Inc.(1)	8,587	977,198
Kraken Robotics, Inc.(1)(2)	508,847	2,746,035
Linamar Corp.	67,106	4,964,866
MDA Space Ltd.(1)(2)	205,039	9,143,581
OceanaGold Corp.	194,618	5,878,137
Taseko Mines Ltd.(1)	729,251	5,411,042
		87,586,538
China — 2.2%
Atour Lifestyle Holdings Ltd., ADR	79,978	2,746,445
GDS Holdings Ltd., ADR(1)	188,083	6,667,542
Shanghai Conant Optical Co. Ltd., Class H(2)	692,100	3,732,595
		13,146,582
Denmark — 2.2%
AL Sydbank	32,790	2,750,966
ISS AS	143,011	5,884,514
NKT AS(1)	26,467	4,221,311
		12,856,791
France — 2.0%
Exail Technologies SA(1)(2)	40,641	6,792,293
Nanobiotix SA(1)	68,019	2,713,269

Schedule of Investments - International Opportunities Fund

	Shares	Value
Vallourec SACA(1)	90,279	$2,515,009
		12,020,571
Germany — 4.5%
Auto1 Group SE(1)	128,178	3,392,798
Bilfinger SE	43,683	4,446,738
Deutz AG	409,609	4,991,189
flatexDEGIRO SE	179,719	7,056,602
Nordex SE(1)	131,370	6,329,693
		26,217,020
Greece — 2.2%
GEK TERNA SA	88,524	4,415,978
National Bank of Greece SA	494,682	8,557,778
		12,973,756
India — 3.3%
APL Apollo Tubes Ltd.	250,543	4,828,465
BlackBuck Ltd.(1)	293,598	1,578,310
Nippon Life India Asset Management Ltd.	546,450	6,324,758
Radico Khaitan Ltd.	177,794	6,585,056
		19,316,589
Israel — 4.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,986,796	5,634,791
Cellebrite DI Ltd.(1)	107,764	1,587,364
Meitav Investment House Ltd.	76,425	4,633,411
Nova Ltd.(1)	5,634	2,830,127
Phoenix Financial Ltd.	97,187	6,418,944
Tower Semiconductor Ltd.(1)	20,922	5,339,922
		26,444,559
Italy — 1.5%
Lottomatica Group SpA	190,817	5,635,948
Technogym SpA	138,357	2,871,822
		8,507,770
Japan — 23.8%
Asahi Intecc Co. Ltd.	285,200	6,734,669
Asics Corp.	121,300	3,684,848
Casio Computer Co. Ltd.	587,400	6,598,358
Food & Life Cos. Ltd.	99,200	6,758,938
Furukawa Electric Co. Ltd.	8,700	2,835,113
Haseko Corp.	341,900	5,818,423
Japan Elevator Service Holdings Co. Ltd.	61,000	671,408
JTEKT Corp.	469,800	6,384,393
Kinden Corp.	63,700	2,865,044
Kokusai Electric Corp.	161,500	8,308,767
Kyoto Financial Group, Inc.	199,900	5,559,512
Maruwa Co. Ltd.	17,500	8,165,986
Meiko Electronics Co. Ltd.	17,000	4,107,075
Monogatari Corp.	154,700	4,881,458
NSK Ltd.	482,900	3,785,493
Resonac Holdings Corp.	61,500	7,229,169
Seiko Group Corp.(2)	117,000	5,184,089
Sinfonia Technology Co. Ltd.	83,000	7,167,930
Sojitz Corp.	85,400	2,891,032
Suruga Bank Ltd.	830,400	12,096,709

Schedule of Investments - International Opportunities Fund

	Shares	Value
SWCC Corp.	65,800	$6,119,950
Tokyo Ohka Kogyo Co. Ltd.	98,100	6,778,981
Tokyo Seimitsu Co. Ltd.	52,000	5,665,574
Yaskawa Electric Corp.(2)	202,500	9,130,523
		139,423,442
Netherlands — 0.8%
SBM Offshore NV	129,040	4,918,270
Norway — 1.8%
DOF Group ASA	335,825	4,338,733
Kitron ASA	525,518	6,490,475
		10,829,208
Peru — 0.4%
Intercorp Financial Services, Inc.	49,136	2,431,249
South Korea — 4.4%
D'Alba Global Co. Ltd.	31,207	4,082,652
Han Kuk Carbon Co. Ltd.(1)	115,619	2,471,713
HK inno N Corp.(1)	61,527	1,835,665
Hyundai Rotem Co. Ltd.	19,617	2,611,160
ISC Co. Ltd.	41,571	5,594,066
KIWOOM Securities Co. Ltd.	20,386	5,029,129
Samyang Foods Co. Ltd.	5,148	4,117,528
		25,741,913
Spain — 1.8%
Almirall SA	358,693	4,784,378
Tecnicas Reunidas SA(1)	163,924	6,016,606
		10,800,984
Sweden — 3.2%
Asmodee Group AB, Class B(1)	60,836	979,770
BioGaia AB, B Shares	305,154	4,297,854
Bravida Holding AB	441,860	5,435,393
Millicom International Cellular SA	94,632	8,077,788
		18,790,805
Switzerland — 1.4%
Accelleron Industries AG	28,564	2,829,721
Kuros Biosciences AG(1)(2)	74,863	2,038,682
Siegfried Holding AG(1)	29,726	3,113,540
		7,981,943
Taiwan — 10.8%
All Ring Tech Co. Ltd.	82,000	2,902,872
ASPEED Technology, Inc.	20,000	11,902,830
AURAS Technology Co. Ltd.	61,000	2,053,581
Bizlink Holding, Inc.	110,106	7,150,973
Compeq Manufacturing Co. Ltd.	451,000	4,055,367
Elite Material Co. Ltd.	43,000	6,949,769
Hiwin Technologies Corp.	144,000	1,775,222
King Yuan Electronics Co. Ltd.	862,000	8,942,005
Nanya Technology Corp.(1)	290,000	3,146,564
Silergy Corp.	542,000	10,316,539
Taiwan Union Technology Corp.	74,000	3,904,616
		63,100,338
United Kingdom — 6.0%
Balfour Beatty PLC	825,629	8,816,457

Schedule of Investments - International Opportunities Fund

	Shares	Value
Diploma PLC	34,591	$3,243,830
Games Workshop Group PLC	6,664	1,782,317
Genus PLC	107,258	3,346,630
Greencore Group PLC	557,171	1,524,330
IMI PLC	134,957	5,041,445
SigmaRoc PLC(1)	2,720,038	4,532,205
Weir Group PLC	53,589	1,762,467
Zegona Communications PLC	209,169	5,182,386
		35,232,067
TOTAL COMMON STOCKS (Cost $428,479,823)		584,123,586
RIGHTS — 0.0%
Spain — 0.0%
Almirall SA(1) (Cost $78,345)	358,693	72,756
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF (Cost $35,551)	1,118	56,783
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,983,106	9,983,106
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 1/15/36, valued at $2,896,864), at 3.62%, dated 5/29/26, due 6/1/26 (Delivery value $2,840,857)		2,840,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,823,106)		12,823,106
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $441,416,825)		597,076,231
OTHER ASSETS AND LIABILITIES — (1.7)%		(10,015,917)
TOTAL NET ASSETS — 100.0%		$587,060,314

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.6%
Information Technology	20.8%
Consumer Discretionary	14.9%
Materials	12.3%
Financials	10.8%
Health Care	6.4%
Energy	3.7%
Communication Services	3.2%
Consumer Staples	2.8%
Exchange-Traded Funds	0.0%
Short-Term Investments	2.2%
Other Assets and Liabilities	(1.7)%

Schedule of Investments - International Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,854,860. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,009,831, which includes securities collateral of $7,026,725.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$7,900,240	—	—
Brazil	4,333,213	$3,029,665	—
Canada	5,411,042	82,175,496	—
China	9,413,987	3,732,595	—
Israel	9,757,413	16,687,146	—
Peru	2,431,249	—	—
Sweden	8,077,788	10,713,017	—
Other Countries	—	420,460,735	—
Rights	—	72,756	—
Exchange-Traded Funds	56,783	—	—
Short-Term Investments	9,983,106	2,840,000	—
	$57,364,821	$539,711,410	—

See Notes to Financial Statements.

Schedule of Investments - International Small-Mid Cap Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 8.7%
ALS Ltd.	251,303	$4,256,512
Codan Ltd.	119,777	3,668,415
Genesis Minerals Ltd.(1)	890,566	3,789,127
HUB24 Ltd.	22,497	1,340,236
Iluka Resources Ltd.	480,784	2,730,900
Lynas Rare Earths Ltd.(1)	347,114	4,772,292
NEXTDC Ltd.(1)(2)	362,837	3,969,137
PLS Group Ltd.(1)(2)	1,138,362	5,300,220
Sandfire Resources Ltd.(1)	420,083	5,937,724
Superloop Ltd.(1)	1,214,950	3,031,962
Ventia Services Group Pty. Ltd.	539,044	2,399,657
		41,196,182
Austria — 0.7%
AT&S Austria Technologie & Systemtechnik AG(1)	19,489	3,202,431
Belgium — 1.3%
Financiere de Tubize SA(2)	9,882	2,589,326
KBC Ancora	38,482	3,647,562
		6,236,888
Canada — 10.4%
Aritzia, Inc.(1)	90,968	10,214,229
Descartes Systems Group, Inc.(1)	15,368	1,134,110
Extendicare, Inc.(2)	204,348	4,806,880
Groupe Dynamite, Inc.(2)	92,278	5,019,350
Kraken Robotics, Inc.(1)(2)	417,731	2,254,320
Linamar Corp.	54,296	4,017,112
MDA Space Ltd.(1)(2)	176,553	7,873,266
OceanaGold Corp.	146,297	4,418,676
Parex Resources, Inc.	108,436	1,891,623
Sienna Senior Living, Inc.(2)	302,012	4,639,767
Taseko Mines Ltd.(1)	449,377	3,334,377
		49,603,710
Denmark — 3.8%
AL Sydbank	33,913	2,845,181
ALK-Abello AS	160,346	6,695,208
ISS AS	117,999	4,855,338
NKT AS(1)	22,406	3,573,609
		17,969,336
France — 3.0%
Exosens SAS	73,428	5,829,086
Gaztransport Et Technigaz SA	21,602	4,979,769
Nexans SA	7,906	1,454,486
Vallourec SACA(1)	73,658	2,051,978
		14,315,319
Germany — 5.4%
Auto1 Group SE(1)	103,695	2,744,747
Bilfinger SE	35,302	3,593,589
Deutz AG	370,939	4,519,985
flatexDEGIRO SE	146,256	5,742,690

Schedule of Investments - International Small-Mid Cap Fund

	Shares	Value
Nordex SE(1)	74,201	$3,575,166
Salzgitter AG(1)	75,135	5,353,986
		25,530,163
Israel — 4.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,616,119	4,583,507
Cellebrite DI Ltd.(1)	86,962	1,280,950
Meitav Investment House Ltd.	54,715	3,317,201
Nova Ltd.(1)	4,635	2,328,299
Phoenix Financial Ltd.	75,097	4,959,958
Tower Semiconductor Ltd.(1)	17,156	4,378,726
		20,848,641
Italy — 2.7%
ACEA SpA	105,168	2,790,582
De' Longhi SpA	70,657	2,934,800
Lottomatica Group SpA	158,259	4,674,318
Technogym SpA	113,322	2,352,180
		12,751,880
Japan — 34.0%
Alps Alpine Co. Ltd.	389,200	5,308,915
Asahi Intecc Co. Ltd.	227,300	5,367,427
Asics Corp.	82,900	2,518,334
BayCurrent, Inc.	96,400	3,409,745
Casio Computer Co. Ltd.	484,000	5,436,849
Daiei Kankyo Co. Ltd.	131,000	3,238,708
Food & Life Cos. Ltd.	80,700	5,498,450
Furuno Electric Co. Ltd.(2)	71,700	2,702,387
Haseko Corp.	266,900	4,542,080
Japan Metropolitan Fund Invest	3,298	2,329,039
JTEKT Corp.	361,300	4,909,922
Katitas Co. Ltd.	323,700	7,044,574
Kinden Corp.	48,400	2,176,894
Kokusai Electric Corp.	126,700	6,518,395
Kumagai Gumi Co. Ltd.	397,200	3,555,434
Kurita Water Industries Ltd.	108,500	5,957,839
Kyoto Financial Group, Inc.	163,700	4,552,737
Maruwa Co. Ltd.	11,500	5,366,219
Mebuki Financial Group, Inc.	902,800	7,547,553
Meiko Electronics Co. Ltd.	13,600	3,285,660
Mitsui Kinzoku Co. Ltd.	9,100	2,950,105
Morinaga Milk Industry Co. Ltd.	121,100	3,693,383
Nabtesco Corp.	176,800	6,113,122
Nextage Co. Ltd.	301,400	6,687,023
Organo Corp.	22,900	2,293,080
Rengo Co. Ltd.	211,000	1,932,468
Resonac Holdings Corp.	49,600	5,830,355
Seiko Group Corp.	95,800	4,244,750
Sinfonia Technology Co. Ltd.	72,600	6,269,780
Sojitz Corp.	68,800	2,329,075
Suruga Bank Ltd.	666,200	9,704,753
SWCC Corp.	34,900	3,245,992
Tokyo Ohka Kogyo Co. Ltd.	80,300	5,548,952
Tokyo Tatemono Co. Ltd.	101,500	2,081,544

Schedule of Investments - International Small-Mid Cap Fund

	Shares	Value
Yaskawa Electric Corp.(2)	163,500	$7,372,052
		161,563,595
Netherlands — 0.9%
SBM Offshore NV	107,691	4,104,568
Norway — 3.2%
DOF Group ASA	272,515	3,520,792
Storebrand ASA	404,218	7,674,276
Subsea 7 SA	125,444	4,121,398
		15,316,466
Singapore — 0.5%
Keppel DC REIT	1,275,700	2,308,681
Spain — 3.7%
Bankinter SA	154,743	2,599,784
Construcciones y Auxiliar de Ferrocarriles SA	53,412	3,890,171
Merlin Properties Socimi SA	144,869	2,545,012
Sacyr SA	661,829	3,586,056
Tecnicas Reunidas SA(1)	133,606	4,903,825
		17,524,848
Sweden — 4.1%
Asker Healthcare Group AB	270,967	2,430,790
Asmodee Group AB, Class B(1)	49,196	792,307
Clas Ohlson AB, B Shares	86,209	3,932,079
Lagercrantz Group AB, B Shares	97,621	2,694,947
Millicom International Cellular SA	76,879	6,562,391
Munters Group AB(2)	150,864	3,156,213
		19,568,727
Switzerland — 1.9%
Accelleron Industries AG	46,438	4,600,427
Galenica AG	15,463	1,648,833
Siegfried Holding AG(1)	24,586	2,575,170
		8,824,430
United Kingdom — 10.6%
Babcock International Group PLC	138,758	2,047,823
Balfour Beatty PLC	494,135	5,276,607
Computacenter PLC	96,147	5,742,659
Cranswick PLC	31,209	2,296,793
Diploma PLC	28,398	2,663,071
Filtronic PLC(1)(2)	301,737	1,589,920
Games Workshop Group PLC	5,390	1,441,580
Greencore Group PLC	528,183	1,445,024
IMI PLC	120,619	4,505,836
Mitie Group PLC	3,260,808	7,836,960
SigmaRoc PLC(1)	2,602,076	4,335,653
Tritax Big Box REIT PLC	1,732,205	3,499,224
Volution Group PLC	354,675	2,931,256
Zegona Communications PLC	192,247	4,763,125
		50,375,531
TOTAL COMMON STOCKS (Cost $357,408,992)		471,241,396
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Small-Cap ETF(2) (Cost $1,515,783)	19,083	1,650,489

Schedule of Investments - International Small-Mid Cap Fund

	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,714	$11,714
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,021,252	4,021,252
		4,032,966
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 1/15/36, valued at $2,808,165), at 3.62%, dated 5/29/26, due 6/1/26 (Delivery value $2,753,830)		2,753,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,785,966)		6,785,966
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $365,710,741)		479,677,851
OTHER ASSETS AND LIABILITIES — (1.1)%		(5,313,611)
TOTAL NET ASSETS — 100.0%		$474,364,240

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	27.2%
Consumer Discretionary	15.1%
Materials	11.8%
Information Technology	11.7%
Financials	11.4%
Health Care	6.4%
Energy	5.4%
Real Estate	4.1%
Communication Services	4.0%
Consumer Staples	1.6%
Utilities	0.6%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.4%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,058,911. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,830,183, which includes securities collateral of $20,808,931.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$17,884,743	$453,356,653	—
Exchange-Traded Funds	1,650,489	—	—
Short-Term Investments	4,032,966	2,753,000	—
	$23,568,198	$456,109,653	—

See Notes to Financial Statements.

Schedule of Investments - International Value Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Australia — 3.7%
ANZ Group Holdings Ltd.	466,212	$11,804,143
BHP Group Ltd.	147,957	6,586,803
Origin Energy Ltd.	1,048,973	8,185,703
QBE Insurance Group Ltd.	910,039	14,788,636
Scentre Group	1,230,107	3,379,479
Vicinity Ltd.(1)	2,426,456	4,404,689
Westpac Banking Corp.	45,948	1,188,013
		50,337,466
Austria — 2.0%
Erste Group Bank AG	164,859	19,650,745
OMV AG	103,141	7,422,044
		27,072,789
Belgium — 0.1%
Ageas SA	20,071	1,555,136
Syensqo SA(1)	933	73,013
		1,628,149
Canada — 4.5%
AltaGas Ltd.	25,172	979,565
Bank of Montreal	27,617	4,485,747
Barrick Mining Corp.	127,526	5,448,287
Empire Co. Ltd., Class A	39,260	1,392,247
Great-West Lifeco, Inc.(1)	67,767	3,955,963
iA Financial Corp., Inc.	6,124	763,496
Kinross Gold Corp.	73,910	2,245,204
Loblaw Cos. Ltd.	16,471	736,784
Magna International, Inc.	165,307	10,713,510
Manulife Financial Corp.(1)	147,925	5,657,770
Power Corp. of Canada	202,619	12,246,938
Toronto-Dominion Bank	101,676	11,634,127
WSP Global, Inc.	2,404	340,482
		60,600,120
Denmark — 0.5%
AP Moller - Maersk AS, B Shares	2,449	6,080,781
DSV AS	2,641	660,668
		6,741,449
France — 10.5%
Amundi SA	42,098	4,104,311
BNP Paribas SA	191,859	20,681,000
Bouygues SA	136,643	7,995,358
Carrefour SA	363,647	6,794,133
Credit Agricole SA	416,170	8,018,022
Danone SA	21,296	1,514,144
Eiffage SA	38,472	5,567,948
Gecina SA	2,934	250,799
Orange SA	660,683	13,818,576
Rexel SA	136,829	5,843,065
Sanofi SA	282,692	24,780,529
Societe Generale SA	179,917	14,954,900

Schedule of Investments - International Value Fund

	Shares	Value
TotalEnergies SE	197,436	$17,323,589
Veolia Environnement SA	187,457	7,563,090
Vinci SA	15,349	2,232,331
		141,441,795
Germany — 7.7%
Allianz SE	54,729	24,253,470
Deutsche Telekom AG	767,375	25,764,675
E.ON SE	745,091	15,817,177
Fresenius Medical Care AG	2,865	124,161
Hannover Rueck SE	947	255,728
Heidelberg Materials AG	59,091	13,074,176
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,994	8,965,399
Siemens AG	15,979	5,010,056
Vonovia SE	383,427	9,584,121
		102,848,963
Hong Kong — 5.2%
BOC Hong Kong Holdings Ltd.	2,153,500	13,158,601
CK Hutchison Holdings Ltd.	1,780,000	16,016,202
Hong Kong Exchanges & Clearing Ltd.	1,800	91,908
Jardine Matheson Holdings Ltd.	64,900	4,312,529
Link REIT	1,497,000	7,716,750
Power Assets Holdings Ltd.	505,500	3,876,316
Sun Hung Kai Properties Ltd.	737,000	12,377,715
Swire Pacific Ltd., Class A	234,500	2,440,300
Techtronic Industries Co. Ltd.	10,500	155,879
WH Group Ltd.	6,114,500	7,056,352
Wharf Real Estate Investment Co. Ltd.	945,000	2,896,187
		70,098,739
Ireland — 0.5%
Bank of Ireland Group PLC	317,220	6,445,585
Italy — 4.0%
Banco BPM SpA	512,891	8,058,103
Enel SpA	1,473,200	16,531,035
Intesa Sanpaolo SpA	3,790,317	25,615,201
Unipol Assicurazioni SpA	136,121	3,365,360
		53,569,699
Japan — 23.2%
AGC, Inc.	2,300	100,177
ANA Holdings, Inc.	33,200	621,812
Asahi Group Holdings Ltd.	113,600	1,084,042
Asahi Kasei Corp.	807,900	9,062,282
Asics Corp.	43,700	1,327,517
Astellas Pharma, Inc.	1,086,800	15,480,244
Canon, Inc.(1)	466,100	12,395,657
Chubu Electric Power Co., Inc.	64,000	1,175,052
Daikin Industries Ltd.	100,100	14,410,964
Fast Retailing Co. Ltd.	4,200	2,171,136
ITOCHU Corp.	1,341,500	16,218,351
Japan Airlines Co. Ltd.	59,800	1,023,051
Kansai Electric Power Co., Inc.	589,700	8,641,889
Kirin Holdings Co. Ltd.	232,500	3,956,915
Komatsu Ltd.(1)	507,300	20,716,961

Schedule of Investments - International Value Fund

	Shares	Value
LY Corp.	1,788,500	$4,686,159
Mitsubishi Corp.	232,000	7,335,933
Mitsubishi Electric Corp.	395,500	16,078,282
Mitsubishi UFJ Financial Group, Inc.	254,700	4,786,794
Mizuho Financial Group, Inc.	143,300	6,440,757
MS&AD Insurance Group Holdings, Inc.	724,700	19,393,647
Nippon Steel Corp.(1)	223,200	794,222
ORIX Corp.	626,500	24,432,935
Osaka Gas Co. Ltd.	40,300	1,354,267
Otsuka Corp.	7,300	132,684
Otsuka Holdings Co. Ltd.	155,900	11,453,973
Renesas Electronics Corp.	825,800	22,988,371
Sekisui Chemical Co. Ltd.	11,500	165,378
Shionogi & Co. Ltd.	523,800	9,851,538
Sompo Holdings, Inc.	132,800	4,907,248
Sony Group Corp.	365,200	7,877,433
Subaru Corp.	235,100	3,567,965
Sumitomo Corp.	24,800	1,093,615
Sumitomo Mitsui Financial Group, Inc.	347,200	12,663,381
Takeda Pharmaceutical Co. Ltd.	537,100	17,144,806
Tokyo Electron Ltd.	54,300	18,210,833
Tokyo Gas Co. Ltd.	18,700	747,614
Toray Industries, Inc.	458,300	3,430,092
Toyota Motor Corp.	173,500	3,282,221
		311,206,198
Netherlands — 4.7%
Aegon Ltd.(1)	688,925	5,843,522
Akzo Nobel NV	1,734	131,602
ASML Holding NV	812	1,311,567
ASR Nederland NV(1)	107,629	8,056,930
ING Groep NV	481,584	14,917,266
Koninklijke Ahold Delhaize NV	442,603	18,650,018
NN Group NV	172,895	14,432,630
		63,343,535
Norway — 1.8%
Equinor ASA	461,605	16,686,840
Norsk Hydro ASA	300,451	3,674,446
Orkla ASA	332,468	3,503,860
		23,865,146
Portugal — 0.5%
Jeronimo Martins SGPS SA	288,457	6,110,044
Singapore — 0.2%
Wilmar International Ltd.	1,123,200	3,159,971
Spain — 5.1%
Banco Bilbao Vizcaya Argentaria SA	1,250,151	29,199,347
Banco Santander SA(1)	1,721,528	21,529,155
Endesa SA	133,377	5,576,351
Iberdrola SA	38,412	872,023
Mapfre SA(1)	614,423	2,873,081
Repsol SA	338,741	8,708,167
		68,758,124

Schedule of Investments - International Value Fund

	Shares	Value
Sweden — 3.7%
Boliden AB	125,095	$7,789,374
Epiroc AB, A Shares	54,725	1,618,954
Industrivarden AB, C Shares	64,395	3,521,127
Investor AB, B Shares	517,378	21,259,808
Securitas AB, B Shares	362,603	6,051,358
Skanska AB, B Shares	232,772	6,297,634
Svenska Handelsbanken AB, A Shares	186,694	2,755,691
		49,293,946
Switzerland — 4.8%
Holcim AG	16,578	1,631,757
Logitech International SA	4,483	544,796
Nestle SA	91,996	9,334,280
Novartis AG	97,686	14,692,956
Roche Holding AG	39,652	16,683,583
Swiss Re AG	17,815	2,686,344
Zurich Insurance Group AG	26,943	19,133,260
		64,706,976
United Kingdom — 16.4%
3i Group PLC	146,474	4,448,386
Associated British Foods PLC(1)	95,584	2,339,063
Barclays PLC	3,936,552	24,048,631
BP PLC	4,197,687	29,650,213
Centrica PLC	65,544	165,349
GSK PLC	367,425	9,290,936
Halma PLC	14,785	929,354
HSBC Holdings PLC	1,916,624	35,990,805
InterContinental Hotels Group PLC	12,176	1,867,204
Kingfisher PLC	722,530	2,789,804
Land Securities Group PLC	451,103	3,808,471
Lloyds Banking Group PLC	5,294,130	7,241,489
M&G PLC	1,357,893	5,755,240
NatWest Group PLC	2,748,052	22,101,854
Shell PLC	990,767	41,865,207
Smith & Nephew PLC	105,373	1,570,633
Standard Chartered PLC	340,728	9,124,609
Vodafone Group PLC	11,189,944	16,815,402
Wise Group PLC(2)	35,114	439,894
		220,242,544
TOTAL COMMON STOCKS (Cost $902,805,566)		1,331,471,238
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,975	33,975
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,364,805	14,364,805
		14,398,780
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $8,761,850), at 3.62%, dated 5/29/26, due 6/1/26 (Delivery value $8,592,591)		8,590,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,988,780)		22,988,780

Schedule of Investments - International Value Fund

	Shares	Value
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $925,794,346)		$1,354,460,018
OTHER ASSETS AND LIABILITIES — (0.8)%		(10,782,782)
TOTAL NET ASSETS — 100.0%		$1,343,677,236

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	41.3%
Industrials	10.9%
Health Care	9.1%
Energy	8.9%
Utilities	5.4%
Consumer Staples	4.9%
Communication Services	4.5%
Information Technology	4.2%
Materials	4.2%
Real Estate	3.2%
Consumer Discretionary	2.5%
Short-Term Investments	1.7%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $33,334,679. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $36,097,753, which includes securities collateral of $21,732,948.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$1,331,471,238	—
Short-Term Investments	$14,398,780	8,590,000	—
	$14,398,780	$1,340,061,238	—

See Notes to Financial Statements.

Schedule of Investments - Non-U.S. Intrinsic Value Fund

MAY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.4%
Belgium — 1.7%
Anheuser-Busch InBev SA	114,546	$9,171,422
Brazil — 4.3%
Vale SA	715,400	11,692,764
XP, Inc., Class A	712,945	11,884,793
		23,577,557
China — 0.4%
Alibaba Group Holding Ltd.	140,500	2,178,334
France — 16.2%
Arkema SA	147,787	10,437,533
BNP Paribas SA	155,160	16,725,115
Capgemini SE(1)	48,399	5,750,034
Cie de Saint-Gobain SA	113,788	10,311,573
Cie Generale des Etablissements Michelin SCA	230,065	8,397,641
Eiffage SA	18,267	2,643,733
Publicis Groupe SA	58,869	5,727,306
Societe Generale SA	65,619	5,454,324
TotalEnergies SE	191,935	16,840,916
Verallia SA	267,941	6,264,363
		88,552,538
Germany — 7.1%
Continental AG	101,906	8,422,919
Deutsche Post AG	241,740	14,397,393
Deutsche Telekom AG	212,790	7,144,441
Mercedes-Benz Group AG	145,612	8,841,272
		38,806,025
Indonesia — 3.3%
Indosat Tbk. PT	33,685,400	4,073,308
Telkom Indonesia Persero Tbk. PT	81,927,100	13,792,537
		17,865,845
Italy — 2.4%
Eni SpA	497,149	13,006,931
Japan — 7.7%
Sompo Holdings, Inc.	195,500	7,224,149
Sony Group Corp.	540,800	11,665,158
SUMCO Corp.	430,800	10,806,099
Sumitomo Corp.	278,100	12,263,480
		41,958,886
Netherlands — 5.4%
Aegon Ltd.	718,809	6,097,001
Heineken NV	178,822	13,965,066
Randstad NV	317,374	9,730,293
		29,792,360
Russia(2) — 0.0%
GMK Norilskiy Nickel PAO(1)	7,693,300	108
Singapore — 2.0%
United Overseas Bank Ltd.	369,500	10,886,238
South Korea — 10.6%
BGF retail Co. Ltd.	117,809	9,671,894

Schedule of Investments - Non-U.S. Intrinsic Value Fund

	Shares	Value
Hana Financial Group, Inc.	69,443	$5,313,855
Kia Corp.	57,166	6,412,891
Samsung Electronics Co. Ltd.	36,610	7,680,545
Samsung SDS Co. Ltd.	80,173	15,953,510
Shinhan Financial Group Co. Ltd.	109,104	6,786,516
Woori Financial Group, Inc.	294,798	5,830,147
		57,649,358
Spain — 6.0%
Banco Santander SA	1,489,974	18,633,377
Grifols SA, Class B Preference Shares	368,068	2,933,663
Repsol SA	425,433	10,984,799
		32,551,839
Switzerland — 2.1%
Adecco Group AG	418,414	8,854,639
Roche Holding AG	5,837	2,455,918
		11,310,557
United Kingdom — 25.6%
AstraZeneca PLC	71,107	13,202,437
Barclays PLC	2,676,104	16,348,479
Barratt Redrow PLC	1,397,923	4,925,150
British American Tobacco PLC	147,171	9,106,437
Bunzl PLC	154,589	4,887,516
GSK PLC	202,177	5,112,372
Mondi PLC	837,200	8,471,002
NatWest Group PLC	1,919,877	15,441,062
Prudential PLC	884,957	12,590,772
Reckitt Benckiser Group PLC	126,034	7,756,294
Shell PLC	451,116	19,062,065
Standard Chartered PLC	294,677	7,891,375
Taylor Wimpey PLC	6,880,303	7,358,821
Whitbread PLC	233,339	7,327,196
		139,480,978
United States — 1.6%
Accenture PLC, Class A	25,754	4,817,801
CNH Industrial NV	368,740	3,764,835
		8,582,636
TOTAL COMMON STOCKS (Cost $471,218,003)		525,371,612
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	59,609	59,609
Repurchase Agreements — 2.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $15,373,473), at 3.62%, dated 5/29/26, due 6/1/26 (Delivery value $15,076,547)		15,072,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,131,609)		15,131,609
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $486,349,612)		540,503,221
OTHER ASSETS AND LIABILITIES — 0.8%		4,449,545
TOTAL NET ASSETS — 100.0%		$544,952,766

Schedule of Investments - Non-U.S. Intrinsic Value Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.0%
Industrials	12.3%
Consumer Discretionary	12.0%
Energy	11.0%
Consumer Staples	9.1%
Information Technology	8.3%
Materials	6.7%
Communication Services	5.6%
Health Care	4.4%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.8%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$11,884,793	$11,692,764	—
United Kingdom	13,202,437	126,278,541	—
United States	8,582,636	—	—
Other Countries	—	353,730,441	—
Short-Term Investments	59,609	15,072,000	—
	$33,729,475	$506,773,746	—

See Notes to Financial Statements.

Statements of Assets and Liabilities

MAY 31, 2026 (UNAUDITED)
	Emerging Markets Fund	Focused Global Growth Fund
Assets
Investment securities, at value	$2,023,054,617	$556,328,383
Investment made with cash collateral received for securities on loan, at value	11,518,736	—
Cash	1,365	—
Foreign currency holdings, at value	334,886	—
Receivable for investments sold	—	6,775,104
Receivable for capital shares sold	1,400,325	250,412
Dividends and interest receivable	3,693,646	1,230,957
Securities lending receivable	6,043	—
Other assets	822,698	923
	2,040,832,316	564,585,779

Liabilities
Disbursements in excess of demand deposit cash	—	322,827
Payable for collateral received for securities on loan	11,518,736	—
Payable for investments purchased	—	1,688,261
Payable for capital shares redeemed	29,219,741	303,900
Accrued management fees	1,307,383	489,284
Distribution and service fees payable	19,658	8,812
Accrued foreign taxes	1,286,642	—
	43,352,160	2,813,084

Net Assets	$1,997,480,156	$561,772,695

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,171,962,383	$396,836,432
Distributable earnings (loss)	825,517,773	164,936,263
	$1,997,480,156	$561,772,695

Investment securities, at cost	$912,580,389	$414,955,760
Investment securities on loan, at value	$32,849,541	—
Investment made with cash collateral received for securities on loan, at cost	$11,518,736	—
Foreign currency holdings, at cost	$335,304	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Emerging Markets Fund
Investor Class, $0.01 Par Value	$428,534,530	21,662,011	$19.78
I Class, $0.01 Par Value	$638,458,504	31,407,456	$20.33
Y Class, $0.01 Par Value	$94,548,668	4,642,295	$20.37
A Class, $0.01 Par Value	$52,295,893	2,746,487	$19.04
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$20.20
C Class, $0.01 Par Value	$4,396,066	256,951	$17.11
R Class, $0.01 Par Value	$11,693,918	611,288	$19.13
R5 Class, $0.01 Par Value	$543,155	26,698	$20.34
R6 Class, $0.01 Par Value	$230,650,916	11,343,090	$20.33
G Class, $0.01 Par Value	$536,358,506	26,161,478	$20.50
Focused Global Growth Fund
Investor Class, $0.01 Par Value	$419,384,375	34,766,525	$12.06
I Class, $0.01 Par Value	$27,817,973	2,198,721	$12.65
Y Class, $0.01 Par Value	$419,671	32,670	$12.85
A Class, $0.01 Par Value	$24,834,767	2,242,945	$11.07
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.75
C Class, $0.01 Par Value	$990,295	149,154	$6.64
R Class, $0.01 Par Value	$6,391,949	616,689	$10.36
R5 Class, $0.01 Par Value	$14,327	1,132	$12.66
R6 Class, $0.01 Par Value	$81,919,338	6,392,368	$12.82
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MAY 31, 2026 (UNAUDITED)
	Focused International Growth Fund	Global Small Cap Fund
Assets
Investment securities, at value	$234,334,777	$64,922,009
Investment made with cash collateral received for securities on loan, at value	121,355	1,210,211
Foreign currency holdings, at value	12,243	2,316
Receivable for investments sold	3,624,050	604,908
Receivable for capital shares sold	331,309	45,050
Dividends and interest receivable	724,542	136,224
Securities lending receivable	3,331	1,850
	239,151,607	66,922,568

Liabilities
Payable for collateral received for securities on loan	121,355	1,210,211
Payable for investments purchased	5,201,969	298,659
Payable for capital shares redeemed	111,071	5,332
Accrued management fees	38,733	56,473
Distribution and service fees payable	702	2,095
Accrued foreign taxes	—	19,456
Accrued foreign withholding tax reclaim expenses	3,127	—
	5,476,957	1,592,226

Net Assets	$233,674,650	$65,330,342

Net Assets Consist of:
Capital (par value and paid-in surplus)	$211,018,404	$42,548,784
Distributable earnings (loss)	22,656,246	22,781,558
	$233,674,650	$65,330,342

Investment securities, at cost	$194,226,943	$46,633,199
Investment securities on loan, at value	$2,807,132	$4,013,862
Investment made with cash collateral received for securities on loan, at cost	$121,355	$1,210,211
Foreign currency holdings, at cost	$12,234	$2,318

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Focused International Growth Fund
Investor Class, $0.01 Par Value	$11,064,960	566,631	$19.53
I Class, $0.01 Par Value	$36,234,936	1,836,083	$19.73
A Class, $0.01 Par Value	$1,045,316	54,405	$19.21
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$20.38
C Class, $0.01 Par Value	$61,608	3,428	$17.97
R Class, $0.01 Par Value	$1,019,196	54,024	$18.87
R6 Class, $0.01 Par Value	$415,296	20,915	$19.86
G Class, $0.01 Par Value	$183,833,338	9,061,680	$20.29
Global Small Cap Fund
Investor Class, $0.01 Par Value	$36,510,161	1,593,710	$22.91
I Class, $0.01 Par Value	$14,174,336	609,563	$23.25
A Class, $0.01 Par Value	$5,945,797	264,406	$22.49
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$23.86
C Class, $0.01 Par Value	$158,763	7,629	$20.81
R Class, $0.01 Par Value	$1,721,309	78,318	$21.98
R6 Class, $0.01 Par Value	$6,819,976	290,094	$23.51
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MAY 31, 2026 (UNAUDITED)
	International Growth Fund	International Opportunities Fund
Assets
Investment securities, at value	$2,246,705,584	$587,093,125
Investment made with cash collateral received for securities on loan, at value	28,293,026	9,983,106
Cash	—	11,441
Foreign currency holdings, at value	121,799	1,610,332
Receivable for investments sold	5,798,363	9,729,954
Receivable for capital shares sold	99,930	117,933
Receivable for foreign withholding tax recoveries	144,001	—
Dividends and interest receivable	14,765,485	1,667,182
Securities lending receivable	54,130	28,091
Other assets	59,284	226,025
	2,296,041,602	610,467,189

Liabilities
Payable for collateral received for securities on loan	28,293,026	9,983,106
Payable for investments purchased	9,038,206	11,654,966
Payable for capital shares redeemed	7,020,968	666,132
Accrued management fees	1,138,832	689,272
Distribution and service fees payable	15,436	1,951
Accrued foreign taxes	—	131,645
Accrued foreign withholding tax reclaim expenses	195,232	15,253
Accrued IRS compliance fees	3,988,330	264,550
	49,690,030	23,406,875

Net Assets	$2,246,351,572	$587,060,314

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,380,477,249	$426,037,678
Distributable earnings (loss)	865,874,323	161,022,636
	$2,246,351,572	$587,060,314

Investment securities, at cost	$1,648,276,006	$431,433,719
Investment securities on loan, at value	$96,126,753	$15,854,860
Investment made with cash collateral received for securities on loan, at cost	$28,293,026	$9,983,106
Foreign currency holdings, at cost	$121,487	$1,610,376

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
International Growth Fund
Investor Class, $0.01 Par Value	$879,866,387	62,490,735	$14.08
I Class, $0.01 Par Value	$84,014,789	6,013,663	$13.97
Y Class, $0.01 Par Value	$91,581,552	6,542,137	$14.00
A Class, $0.01 Par Value	$56,335,345	3,983,636	$14.14
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$15.00
C Class, $0.01 Par Value	$132,913	10,243	$12.98
R Class, $0.01 Par Value	$8,314,218	584,762	$14.22
R5 Class, $0.01 Par Value	$9,286	664	$13.98
R6 Class, $0.01 Par Value	$10,795,106	772,134	$13.98
G Class, $0.01 Par Value	$1,115,301,976	78,664,665	$14.18
International Opportunities Fund
Investor Class, $0.01 Par Value	$427,273,369	30,903,728	$13.83
I Class, $0.01 Par Value	$152,225,119	10,831,689	$14.05
A Class, $0.01 Par Value	$6,218,068	456,613	$13.62
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.45
C Class, $0.01 Par Value	$180,434	14,633	$12.33
R Class, $0.01 Par Value	$1,163,324	87,679	$13.27
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MAY 31, 2026 (UNAUDITED)
	International Small-Mid Cap Fund	International Value Fund
Assets
Investment securities, at value	$475,656,599	$1,340,095,213
Investment made with cash collateral received for securities on loan, at value	4,021,252	14,364,805
Foreign currency holdings, at value	60,579	321,596
Receivable for investments sold	5,232,231	142,652,460
Receivable for capital shares sold	126,008	571,674
Receivable for foreign withholding tax recoveries	—	177,793
Dividends and interest receivable	2,403,995	13,559,186
Securities lending receivable	7,103	17,880
	487,507,767	1,511,760,607

Liabilities
Payable for collateral received for securities on loan	4,021,252	14,364,805
Payable for investments purchased	6,082,209	150,261,378
Payable for capital shares redeemed	2,897,976	3,034,119
Accrued management fees	126,975	330,555
Distribution and service fees payable	—	2,627
Accrued foreign withholding tax reclaim expenses	15,115	89,867
Accrued other expenses	—	20
	13,143,527	168,083,371

Net Assets	$474,364,240	$1,343,677,236

Net Assets Consist of:
Capital (par value and paid-in surplus)	$328,266,646	$747,893,396
Distributable earnings (loss)	146,097,594	595,783,840
	$474,364,240	$1,343,677,236

Investment securities, at cost	$361,689,489	$911,429,541
Investment securities on loan, at value	$23,058,911	$33,334,679
Investment made with cash collateral received for securities on loan, at cost	$4,021,252	$14,364,805
Foreign currency holdings, at cost	$60,617	$321,604

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
International Small-Mid Cap Fund
Investor Class, $0.01 Par Value	$108,399,288	8,265,008	$13.12
G Class, $0.01 Par Value	$365,964,952	27,102,222	$13.50
International Value Fund
Investor Class, $0.01 Par Value	$260,881,012	21,140,119	$12.34
I Class, $0.01 Par Value	$103,414,605	8,406,124	$12.30
A Class, $0.01 Par Value	$8,512,314	684,264	$12.44
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.20
C Class, $0.01 Par Value	$252,741	20,387	$12.40
R Class, $0.01 Par Value	$1,482,274	119,765	$12.38
R6 Class, $0.01 Par Value	$2,358,861	191,823	$12.30
G Class, $0.01 Par Value	$966,775,429	78,244,431	$12.36
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MAY 31, 2026 (UNAUDITED)
Non-U.S. Intrinsic Value Fund
Assets
Investment securities, at value	$540,503,221
Foreign currency holdings, at value	72,753
Receivable for capital shares sold	498,813
Dividends and interest receivable	5,103,639
546,178,426

Liabilities
Payable for capital shares redeemed	989,801
Accrued management fees	113,542
Distribution and service fees payable	196
Accrued foreign withholding tax reclaim expenses	122,121
1,225,660

Net Assets	$544,952,766

Net Assets Consist of:
Capital (par value and paid-in surplus)	$427,919,878
Distributable earnings (loss)	117,032,888
$544,952,766

Investment securities, at cost	$486,349,612
Foreign currency holdings, at cost	$1,458,761

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Non-U.S. Intrinsic Value Fund
Investor Class, $0.01 Par Value	$100,068,204	9,200,379	$10.88
I Class, $0.01 Par Value	$20,763,453	1,909,383	$10.87
A Class, $0.01 Par Value	$355,228	32,710	$10.86
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.52
R Class, $0.01 Par Value	$279,788	25,823	$10.83
R6 Class, $0.01 Par Value	$11,394	1,022	$11.15
G Class, $0.01 Par Value	$423,474,699	38,562,299	$10.98
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED)
	Emerging Markets Fund	Focused Global Growth Fund
Investment Income (Loss)
Income:
Dividends	$16,021,172	$3,819,113
Interest	218,865	61,640
Securities lending, net	186,979	—
Foreign withholding tax recoveries	—	148,902
Less foreign taxes withheld	(1,662,288)	(113,392)
	14,764,728	3,916,263

Expenses:
Management fees	9,302,130	3,016,497
Distribution and service fees:
A Class	58,563	31,427
C Class	21,881	5,673
R Class	23,181	15,167
Directors' fees and expenses	28,364	9,328
Foreign withholding tax reclaim expenses	—	24,512
Other expenses	35,048	7,836
	9,469,167	3,110,440
Fees waived	(2,470,988)	—
	6,998,179	3,110,440

Net investment income (loss)	7,766,549	805,823

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	218,460,972	23,580,976
Foreign currency translation transactions	(750,871)	13,632
	217,710,101	23,594,608

Change in net unrealized appreciation (depreciation) on:
Investments**	364,778,679	3,557,636
Translation of assets and liabilities in foreign currencies	(15,297)	5,219
	364,763,382	3,562,855

Net realized and unrealized gain (loss)	582,473,483	27,157,463

Net Increase (Decrease) in Net Assets Resulting from Operations	$590,240,032	$27,963,286
*Net of foreign tax expenses paid (refunded)	$1,259,838	—
**Includes (increase) decrease in accrued foreign taxes	$5,690,155	—

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED)
	Focused International Growth Fund	Global Small Cap Fund
Investment Income (Loss)
Income:
Dividends	$1,898,195	$591,163
Interest	96,986	6,766
Securities lending, net	9,069	11,777
Foreign withholding tax recoveries	19,480	—
Less foreign taxes withheld	(172,747)	(40,746)
	1,850,983	568,960

Expenses:
Management fees	754,768	357,044
Distribution and service fees:
A Class	1,297	6,774
C Class	297	959
R Class	2,524	3,935
Directors' fees and expenses	3,004	1,173
Foreign withholding tax reclaim expenses	3,127	—
Other expenses	66	8,450
	765,083	378,335
Fees waived	(525,672)	—
	239,411	378,335

Net investment income (loss)	1,611,572	190,625

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	(3,074,011)	12,314,001
Foreign currency translation transactions	48,798	(15,916)
	(3,025,213)	12,298,085

Change in net unrealized appreciation (depreciation) on:
Investments**	8,938,666	(4,458,966)
Translation of assets and liabilities in foreign currencies	3,394	3,330
	8,942,060	(4,455,636)

Net realized and unrealized gain (loss)	5,916,847	7,842,449

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,528,419	$8,033,074
*Net of foreign tax expenses paid (refunded)	—	$25,670
**Includes (increase) decrease in accrued foreign taxes	—	$54,703

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED)
	International Growth Fund	International Opportunities Fund
Investment Income (Loss)
Income:
Dividends	$31,386,906	$5,515,817
Interest	390,442	61,291
Securities lending, net	179,777	129,842
Foreign withholding tax recoveries	955,516	99,776
Less foreign taxes withheld	(2,317,582)	(552,376)
	30,595,059	5,254,350

Expenses:
Management fees	12,660,888	3,926,656
Distribution and service fees:
A Class	70,106	7,213
C Class	736	725
R Class	19,816	2,387
Directors' fees and expenses	39,635	8,525
Foreign withholding tax reclaim expenses	154,830	22,761
Other expenses	21,498	1,529
	12,967,509	3,969,796
Fees waived	(5,395,033)	(136,102)
	7,572,476	3,833,694

Net investment income (loss)	23,022,583	1,420,656

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	247,270,714	58,635,114
Foreign currency translation transactions	185,058	(181,944)
	247,455,772	58,453,170

Change in net unrealized appreciation (depreciation) on:
Investments**	(166,501,056)	32,954,799
Translation of assets and liabilities in foreign currencies	143,348	1,420
	(166,357,708)	32,956,219

Net realized and unrealized gain (loss)	81,098,064	91,409,389

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,120,647	$92,830,045
*Net of foreign tax expenses paid (refunded)	—	$209,864
**Includes (increase) decrease in accrued foreign taxes	—	$260,065

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED)
	International Small-Mid Cap Fund	International Value Fund
Investment Income (Loss)
Income:
Dividends	$5,339,559	$30,488,978
Interest	56,552	204,086
Securities lending, net	38,957	134,845
Foreign withholding tax recoveries	110,149	906,612
Less foreign taxes withheld	(581,293)	(2,564,917)
	4,963,924	29,169,604

Expenses:
Management fees	2,753,397	5,670,416
Distribution and service fees:
A Class	—	10,278
C Class	—	1,215
R Class	—	3,431
Directors' fees and expenses	7,504	21,819
Foreign withholding tax reclaim expenses	24,682	222,403
Other expenses	17,283	19,795
	2,802,866	5,949,357
Fees waived	(2,016,475)	(3,835,981)
	786,391	2,113,376

Net investment income (loss)	4,177,533	27,056,228

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	63,753,660	210,423,767
Foreign currency translation transactions	(46,785)	(44,431)
	63,706,875	210,379,336

Change in net unrealized appreciation (depreciation) on:
Investments	1,191,580	(1,075,892)
Translation of assets and liabilities in foreign currencies	49,952	264,466
	1,241,532	(811,426)

Net realized and unrealized gain (loss)	64,948,407	209,567,910

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,125,940	$236,624,138

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED)
Non-U.S. Intrinsic Value Fund
Investment Income (Loss)
Income:
Dividends	$11,244,741
Interest	132,028
Foreign withholding tax recoveries	761,708
Less foreign taxes withheld	(838,641)
11,299,836

Expenses:
Management fees	2,334,141
Distribution and service fees:
A Class	424
R Class	681
Directors' fees and expenses	8,549
Foreign withholding tax reclaim expenses	122,152
Other expenses	1,800
2,467,747
Fees waived	(1,655,882)
811,865

Net investment income (loss)	10,487,971

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	66,992,208
Foreign currency translation transactions	127,599
67,119,807

Change in net unrealized appreciation (depreciation) on:
Investments	(19,090,642)
Translation of assets and liabilities in foreign currencies	48,340
(19,042,302)

Net realized and unrealized gain (loss)	48,077,505

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,565,476

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2025
	Emerging Markets Fund		Focused Global Growth Fund
Increase (Decrease) in Net Assets	May 31, 2026	November 30, 2025	May 31, 2026	November 30, 2025
Operations
Net investment income (loss)	$7,766,549	$23,775,230	$805,823	$1,509,558
Net realized gain (loss)	217,710,101	301,266,714	23,594,608	50,378,664
Change in net unrealized appreciation (depreciation)	364,763,382	180,356,797	3,562,855	28,421,396
Net increase (decrease) in net assets resulting from operations	590,240,032	505,398,741	27,963,286	80,309,618

Distributions to Shareholders
From earnings:
Investor Class	(3,874,557)	(2,132,926)	(36,403,322)	(54,247,832)
I Class	(6,527,094)	(3,774,372)	(6,130,147)	(8,931,696)
Y Class	(887,875)	(408,137)	(33,354)	(48,571)
A Class	(400,292)	(166,637)	(2,274,711)	(3,932,593)
C Class	(8,267)	—	(174,204)	(352,786)
R Class	(54,736)	(11,055)	(588,295)	(843,368)
R5 Class	(6,968)	(7,653)	(1,080)	(1,453)
R6 Class	(2,903,607)	(2,082,642)	(6,580,886)	(11,691,469)
G Class	(13,117,914)	(15,046,799)	—	—
Decrease in net assets from distributions	(27,781,310)	(23,630,221)	(52,185,999)	(80,049,768)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(281,016,449)	(551,010,893)	(49,019,456)	(5,004,259)

Net increase (decrease) in net assets	281,442,273	(69,242,373)	(73,242,169)	(4,744,409)

Net Assets
Beginning of period	1,716,037,883	1,785,280,256	635,014,864	639,759,273
End of period	$1,997,480,156	$1,716,037,883	$561,772,695	$635,014,864

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2025
	Focused International Growth Fund		Global Small Cap Fund
Increase (Decrease) in Net Assets	May 31, 2026	November 30, 2025	May 31, 2026	November 30, 2025
Operations
Net investment income (loss)	$1,611,572	$1,263,018	$190,625	$289,178
Net realized gain (loss)	(3,025,213)	(499,988)	12,298,085	6,132,724
Change in net unrealized appreciation (depreciation)	8,942,060	13,697,257	(4,455,636)	(1,468,044)
Net increase (decrease) in net assets resulting from operations	7,528,419	14,460,287	8,033,074	4,953,858

Distributions to Shareholders
From earnings:
Investor Class	(2,240)	—	(278,998)	(627,555)
I Class	(70,370)	—	(171,947)	(373,437)
A Class	—	—	(23,536)	(69,609)
C Class	—	—	—	(878)
R Class	—	—	(3,204)	(22,043)
R6 Class	(14,563)	(5,291)	(176,973)	(277,569)
G Class	(1,152,077)	(663,050)	—	—
Decrease in net assets from distributions	(1,239,250)	(668,341)	(654,658)	(1,371,091)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	70,434,018	34,577,565	(25,265,286)	(3,966,125)

Net increase (decrease) in net assets	76,723,187	48,369,511	(17,886,870)	(383,358)

Net Assets
Beginning of period	156,951,463	108,581,952	83,217,212	83,600,570
End of period	$233,674,650	$156,951,463	$65,330,342	$83,217,212

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2025
	International Growth Fund		International Opportunities Fund
Increase (Decrease) in Net Assets	May 31, 2026	November 30, 2025	May 31, 2026	November 30, 2025
Operations
Net investment income (loss)	$23,022,583	$29,344,526	$1,420,656	$(283,185)
Net realized gain (loss)	247,455,772	253,110,976	58,453,170	64,357,859
Change in net unrealized appreciation (depreciation)	(166,357,708)	17,230,687	32,956,219	37,807,231
Net increase (decrease) in net assets resulting from operations	104,120,647	299,686,189	92,830,045	101,881,905

Distributions to Shareholders
From earnings:
Investor Class	(28,542,667)	(4,208,688)	(1,022,847)	(339,756)
I Class	(10,514,575)	(2,035,519)	(600,497)	(337,071)
Y Class	(2,966,693)	(422,599)	—	—
A Class	(1,669,696)	(158,972)	(1,414)	—
C Class	(5,460)	—	—	—
R Class	(208,065)	(7,023)	—	—
R5 Class	(309)	(53)	—	—
R6 Class	(510,089)	(212,431)	—	—
G Class	(56,817,485)	(21,586,078)	—	—
Decrease in net assets from distributions	(101,235,039)	(28,631,363)	(1,624,758)	(676,827)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(406,393,647)	(448,981,774)	(8,683,344)	(67,989,996)

Net increase (decrease) in net assets	(403,508,039)	(177,926,948)	82,521,943	33,215,082

Net Assets
Beginning of period	2,649,859,611	2,827,786,559	504,538,371	471,323,289
End of period	$2,246,351,572	$2,649,859,611	$587,060,314	$504,538,371

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2025
	International Small-Mid Cap Fund		International Value Fund
Increase (Decrease) in Net Assets	May 31, 2026	November 30, 2025	May 31, 2026	November 30, 2025
Operations
Net investment income (loss)	$4,177,533	$9,877,406	$27,056,228	$55,896,681
Net realized gain (loss)	63,706,875	62,471,780	210,379,336	141,257,532
Change in net unrealized appreciation (depreciation)	1,241,532	19,686,519	(811,426)	227,846,311
Net increase (decrease) in net assets resulting from operations	69,125,940	92,035,705	236,624,138	425,000,524

Distributions to Shareholders
From earnings:
Investor Class	(1,845,172)	(1,320,167)	(17,878,217)	(6,925,131)
I Class	—	—	(7,371,918)	(2,194,373)
A Class	—	—	(576,887)	(220,984)
C Class	—	—	(15,909)	(5,636)
R Class	—	—	(91,626)	(16,888)
R6 Class	—	—	(92,827)	(10,829)
G Class	(11,995,658)	(12,771,431)	(97,451,228)	(60,534,760)
Decrease in net assets from distributions	(13,840,830)	(14,091,598)	(123,478,612)	(69,908,601)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(82,425,409)	(125,024,304)	(200,743,037)	(399,133,927)

Net increase (decrease) in net assets	(27,140,299)	(47,080,197)	(87,597,511)	(44,042,004)

Net Assets
Beginning of period	501,504,539	548,584,736	1,431,274,747	1,475,316,751
End of period	$474,364,240	$501,504,539	$1,343,677,236	$1,431,274,747

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2026 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2025
	Non-U.S. Intrinsic Value Fund
Increase (Decrease) in Net Assets	May 31, 2026	November 30, 2025
Operations
Net investment income (loss)	$10,487,971	$22,457,848
Net realized gain (loss)	67,119,807	40,482,955
Change in net unrealized appreciation (depreciation)	(19,042,302)	98,645,577
Net increase (decrease) in net assets resulting from operations	58,565,476	161,586,380

Distributions to Shareholders
From earnings:
Investor Class	(9,933,841)	(9,422,256)
I Class	(2,215,947)	(1,893,657)
A Class	(26,661)	(13,180)
R Class	(25,158)	(5,532)
R6 Class	(820)	(640)
G Class	(46,453,656)	(57,561,800)
Decrease in net assets from distributions	(58,656,083)	(68,897,065)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,914,332)	(109,976,017)

Net increase (decrease) in net assets	(12,004,939)	(17,286,702)

Net Assets
Beginning of period	556,957,705	574,244,407
End of period	$544,952,766	$556,957,705

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2026 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Emerging Markets Fund	Investor, I, Y, A, C, R, R5, R6, G
Focused Global Growth Fund	Investor, I, Y, A, C, R, R5, R6
Focused International Growth Fund	Investor, I, A, C, R, R6, G
Global Small Cap Fund	Investor, I, A, C, R, R6
International Growth Fund	Investor, I, Y, A, C, R, R5, R6, G
International Opportunities Fund	Investor, I, A, C, R
International Small-Mid Cap Fund	Investor, G
International Value Fund	Investor, I, A, C, R, R6, G
Non-U.S. Intrinsic Value Fund	Investor, I, A, R, R6, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services. Foreign withholding tax recoveries less IRS compliance fees, if any, represent the receipt of certain European Union (EU) withholding taxes previously withheld. A fund will record any EU reclaims only when certainty exists as to the likelihood of receipt. A fund may estimate IRS compliance fees when EU reclaims recovered exceed any foreign taxes withheld during the current fiscal period. The IRS compliance fees reduce the foreign withholding tax recoveries.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. A fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee including any waiver impacts, if applicable, are as follows:

Emerging Markets Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.25%	—
I Class	1.05%	—
Y Class	0.90%	—
A Class	1.25%	—
C Class	1.25%	—
R Class	1.25%	—
R5 Class	1.05%	—
R6 Class	0.90%	—
G Class	0.00%(1)	$2,470,988
(1)Annual management fee before waiver was 0.90%.

Focused International Growth Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.09%	—
I Class	0.89%	—
A Class	1.09%	—
C Class	1.09%	—
R Class	1.09%	—
R6 Class	0.74%	—
G Class	0.00%(1)	$525,672
(1)Annual management fee before waiver was 0.74%.

Global Small Cap Fund	Annual Management Fee
Investor Class	1.10%
I Class	0.90%
A Class	1.10%
C Class	1.10%
R Class	1.10%
R6 Class	0.75%

	Effective Annual Management Fee
International Small-Mid Cap Fund	Annual Management Fee	After Waiver	Management Fee Waived
Investor Class	1.43%	1.40%	$15,791
G Class	1.08%	0.00%	$2,000,684

During the period ended May 31, 2026, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

International Value Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.10%	—
I Class	0.90%	—
A Class	1.10%	—
C Class	1.10%	—
R Class	1.10%	—
R6 Class	0.75%	—
G Class	0.00%(1)	$3,835,981
(1)Annual management fee before waiver was 0.75%.

Non-U.S. Intrinsic Value Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.15%	—
I Class	0.95%	—
A Class	1.15%	—
R Class	1.15%	—
R6 Class	0.80%	—
G Class	0.00%(1)	$1,655,882
(1)Annual management fee before waiver was 0.80%.

For each fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee including any waiver impacts, if applicable, for the period ended May 31, 2026 are as follows:

Focused Global Growth Fund	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.10%
I Class	0.850% to 1.100%	0.90%
Y Class	0.700% to 0.950%	0.75%
A Class	1.050% to 1.300%	1.10%
C Class	1.050% to 1.300%	1.10%
R Class	1.050% to 1.300%	1.10%
R5 Class	0.850% to 1.100%	0.90%
R6 Class	0.700% to 0.950%	0.75%

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
International Growth Fund		Before Waiver	After Waiver
Investor Class	1.050% to 1.400%	1.23%	1.20%	$131,427
I Class	0.850% to 1.200%	1.03%	1.00%	$29,505
Y Class	0.700% to 1.050%	0.88%	0.85%	$20,919
A Class	1.050% to 1.400%	1.23%	1.20%	$8,413
C Class	1.050% to 1.400%	1.23%	1.20%	$22
R Class	1.050% to 1.400%	1.23%	1.20%	$1,189
R5 Class	0.850% to 1.200%	1.03%	1.00%	$2
R6 Class	0.700% to 1.050%	0.88%	0.85%	$2,047
G Class	0.700% to 1.050%	0.88%	0.00%	$5,201,509
During the period ended May 31, 2026, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
International Opportunities Fund		Before Waiver	After Waiver
Investor Class	1.200% to 1.500%	1.50%	1.45%	$99,726
I Class	1.000% to 1.300%	1.30%	1.25%	$34,658
A Class	1.200% to 1.500%	1.50%	1.45%	$1,443
C Class	1.200% to 1.500%	1.50%	1.45%	$36
R Class	1.200% to 1.500%	1.50%	1.45%	$239
During the period ended May 31, 2026, the investment advisor agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Foreign Withholding Tax Reclaim Expenses – A fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld and may incur expenses in association with recovery of such taxes.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Emerging Markets Fund	American Century Asset Allocation Portfolios, Inc.	22%
Focused International Growth Fund	American Century Asset Allocation Portfolios, Inc.	19%
International Growth Fund	American Century Asset Allocation Portfolios, Inc.	42%
International Small-Mid Cap Fund	American Century Asset Allocation Portfolios, Inc.	64%
International Value Fund	American Century Asset Allocation Portfolios, Inc.	57%
Non-U.S. Intrinsic Value Fund	American Century Asset Allocation Portfolios, Inc.	54%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.

During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
Global Small Cap Fund	$256,726	—	—
Non-U.S. Intrinsic Value Fund	$470,587	—	—

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended May 31, 2026 were as follows:

	Emerging Markets Fund	Focused Global Growth Fund	Focused International Growth Fund	Global Small Cap Fund
Purchases	$403,834,737	$390,181,586	$182,171,609	$51,184,039
Sales	$648,267,600	$489,495,536	$112,459,024	$85,512,695

	International Growth Fund	International Opportunities Fund	International Small-Mid Cap Fund	International Value Fund	Non-U.S. Intrinsic Value Fund
Purchases	$1,442,159,616	$374,285,286	$345,853,150	$564,107,567	$215,817,576
Sales	$1,940,376,275	$381,020,371	$432,123,770	$851,487,554	$285,882,558

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Emerging Markets Fund
Investor Class/Shares Authorized	1,000,000,000		1,000,000,000
Sold	3,657,167	$58,685,656	3,965,983	$46,984,862
Issued in reinvestment of distributions	261,903	3,737,362	183,120	2,071,087
Redeemed	(3,806,812)	(64,657,831)	(7,451,064)	(95,807,722)
	112,258	(2,234,813)	(3,301,961)	(46,751,773)
I Class/Shares Authorized	1,350,000,000		1,400,000,000
Sold	2,961,019	50,532,364	5,979,541	75,770,396
Issued in reinvestment of distributions	407,519	5,970,148	298,079	3,457,720
Redeemed	(4,742,758)	(79,890,673)	(10,921,453)	(137,073,124)
	(1,374,220)	(23,388,161)	(4,643,833)	(57,845,008)
Y Class/Shares Authorized	75,000,000		40,000,000
Sold	967,123	15,781,411	1,847,306	22,774,067
Issued in reinvestment of distributions	58,728	861,540	33,897	393,882
Redeemed	(397,101)	(6,687,926)	(1,354,782)	(17,942,851)
	628,750	9,955,025	526,421	5,225,098
A Class/Shares Authorized	100,000,000		100,000,000
Sold	465,827	7,557,308	600,418	7,226,767
Issued in reinvestment of distributions	22,560	310,204	11,559	125,998
Redeemed	(750,295)	(12,401,118)	(974,209)	(11,506,898)
	(261,908)	(4,533,606)	(362,232)	(4,154,133)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	11,092	160,994	29,415	335,634
Issued in reinvestment of distributions	599	7,430	—	—
Redeemed	(110,769)	(1,593,854)	(270,724)	(2,830,209)
	(99,078)	(1,425,430)	(241,309)	(2,494,575)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	124,425	2,015,752	242,912	3,024,738
Issued in reinvestment of distributions	3,958	54,736	1,009	11,055
Redeemed	(76,870)	(1,229,983)	(199,161)	(2,438,618)
	51,513	840,505	44,760	597,175
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	3,330	53,271	30,117	390,879
Issued in reinvestment of distributions	340	4,987	603	7,000
Redeemed	(12,637)	(207,039)	(69,716)	(926,686)
	(8,967)	(148,781)	(38,996)	(528,807)
R6 Class/Shares Authorized	750,000,000		750,000,000
Sold	2,518,722	43,244,825	3,973,994	50,547,981
Issued in reinvestment of distributions	184,742	2,704,627	169,716	1,968,700
Redeemed	(4,612,195)	(78,168,377)	(8,802,070)	(111,779,309)
	(1,908,731)	(32,218,925)	(4,658,360)	(59,262,628)
G Class/Shares Authorized	750,000,000		750,000,000
Sold	1,335,594	21,835,571	4,149,081	50,845,550
Issued in reinvestment of distributions	892,375	13,117,914	1,292,680	15,046,799
Redeemed	(15,166,369)	(262,815,748)	(33,906,418)	(451,688,591)
	(12,938,400)	(227,862,263)	(28,464,657)	(385,796,242)
Net increase (decrease)	(15,798,783)	$(281,016,449)	(41,140,167)	$(551,010,893)

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Focused Global Growth Fund
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	555,690	$6,401,649	1,721,792	$19,557,389
Issued in reinvestment of distributions	3,110,792	34,840,863	4,717,854	51,943,570
Redeemed	(4,515,472)	(50,867,191)	(5,111,373)	(58,784,131)
	(848,990)	(9,624,679)	1,328,273	12,716,828
I Class/Shares Authorized	100,000,000		100,000,000
Sold	136,523	1,640,006	1,624,365	18,629,508
Issued in reinvestment of distributions	522,401	6,127,760	777,065	8,928,482
Redeemed	(4,285,983)	(51,019,276)	(2,216,799)	(27,574,215)
	(3,627,059)	(43,251,510)	184,631	(16,225)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	347	4,374	7,578	92,729
Issued in reinvestment of distributions	2,803	33,354	4,173	48,571
Redeemed	(1,655)	(20,152)	(10,322)	(127,345)
	1,495	17,576	1,429	13,955
A Class/Shares Authorized	40,000,000		40,000,000
Sold	82,917	877,698	226,438	2,466,159
Issued in reinvestment of distributions	216,472	2,227,494	377,260	3,851,820
Redeemed	(289,923)	(3,068,306)	(863,948)	(9,034,193)
	9,466	36,886	(260,250)	(2,716,214)
C Class/Shares Authorized	20,000,000		25,000,000
Sold	15,335	97,406	19,515	131,472
Issued in reinvestment of distributions	28,114	174,028	53,749	352,597
Redeemed	(78,245)	(504,106)	(124,388)	(858,911)
	(34,796)	(232,672)	(51,124)	(374,842)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	65,806	648,839	100,304	1,024,557
Issued in reinvestment of distributions	61,019	588,224	87,396	843,368
Redeemed	(88,197)	(867,904)	(146,914)	(1,502,212)
	38,628	369,159	40,786	365,713
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	13	149	—	—
Issued in reinvestment of distributions	92	1,080	126	1,453
	105	1,229	126	1,453
R6 Class/Shares Authorized	75,000,000		75,000,000
Sold	879,438	10,847,187	1,864,940	22,451,507
Issued in reinvestment of distributions	553,946	6,580,886	912,587	10,604,264
Redeemed	(1,133,500)	(13,763,518)	(3,887,444)	(48,050,698)
	299,884	3,664,555	(1,109,917)	(14,994,927)
Net increase (decrease)	(4,161,267)	$(49,019,456)	133,954	$(5,004,259)

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Focused International Growth Fund
Investor Class/Shares Authorized	40,000,000		50,000,000
Sold	113,968	$2,214,311	209,699	$3,760,528
Issued in reinvestment of distributions	118	2,207	—	—
Redeemed	(109,477)	(2,073,722)	(414,981)	(7,339,702)
	4,609	142,796	(205,282)	(3,579,174)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	435,564	8,361,654	409,740	7,401,280
Issued in reinvestment of distributions	3,725	70,370	—	—
Redeemed	(291,950)	(5,593,580)	(339,916)	(6,003,131)
	147,339	2,838,444	69,824	1,398,149
A Class/Shares Authorized	20,000,000		20,000,000
Sold	5,064	95,518	23,142	407,495
Redeemed	(8,611)	(161,161)	(14,922)	(259,548)
	(3,547)	(65,643)	8,220	147,947
C Class/Shares Authorized	20,000,000		20,000,000
Sold	82	1,406	204	3,375
Redeemed	(27)	(471)	—	—
	55	935	204	3,375
R Class/Shares Authorized	20,000,000		20,000,000
Sold	22,009	407,138	30,295	528,689
Redeemed	(17,580)	(323,425)	(17,740)	(316,545)
	4,429	83,713	12,555	212,144
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	8,259	159,967	55,640	983,964
Issued in reinvestment of distributions	767	14,563	308	5,291
Redeemed	(196,387)	(3,765,739)	(192,067)	(3,493,557)
	(187,361)	(3,591,209)	(136,119)	(2,504,302)
G Class/Shares Authorized	65,000,000		30,000,000
Sold	3,942,252	78,520,884	3,287,430	61,249,146
Issued in reinvestment of distributions	59,539	1,152,077	37,845	663,050
Redeemed	(439,458)	(8,647,979)	(1,241,595)	(23,012,770)
	3,562,333	71,024,982	2,083,680	38,899,426
Net increase (decrease)	3,527,857	$70,434,018	1,833,082	$34,577,565

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Global Small Cap Fund
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	143,103	$3,052,623	387,723	$7,417,249
Issued in reinvestment of distributions	13,491	275,901	32,528	621,283
Redeemed	(475,807)	(10,148,645)	(462,699)	(8,806,686)
	(319,213)	(6,820,121)	(42,448)	(768,154)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	39,421	864,687	174,530	3,404,654
Issued in reinvestment of distributions	8,291	171,947	19,279	373,437
Redeemed	(383,030)	(8,158,284)	(342,797)	(6,656,800)
	(335,318)	(7,121,650)	(148,988)	(2,878,709)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	31,600	674,423	46,525	892,045
Issued in reinvestment of distributions	1,171	23,533	3,709	69,609
Redeemed	(16,099)	(338,701)	(51,939)	(1,003,543)
	16,672	359,255	(1,705)	(41,889)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	1,874	36,185	9,901	168,132
Issued in reinvestment of distributions	—	—	50	878
Redeemed	(9,026)	(171,984)	(509)	(9,668)
	(7,152)	(135,799)	9,442	159,342
R Class/Shares Authorized	20,000,000		20,000,000
Sold	14,244	296,797	21,691	394,057
Issued in reinvestment of distributions	163	3,204	1,200	22,043
Redeemed	(9,852)	(206,338)	(40,931)	(739,900)
	4,555	93,663	(18,040)	(323,800)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	28,079	616,972	972,207	18,371,519
Issued in reinvestment of distributions	8,443	176,973	14,183	277,569
Redeemed	(554,456)	(12,434,579)	(925,658)	(18,762,003)
	(517,934)	(11,640,634)	60,732	(112,915)
Net increase (decrease)	(1,158,390)	$(25,265,286)	(141,007)	$(3,966,125)

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
International Growth Fund
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	3,475,266	$48,670,047	2,989,325	$39,523,997
Issued in reinvestment of distributions	2,005,963	27,421,511	319,284	4,054,911
Redeemed	(3,633,149)	(50,377,634)	(8,538,181)	(113,592,861)
	1,848,080	25,713,924	(5,229,572)	(70,013,953)
I Class/Shares Authorized	300,000,000		300,000,000
Sold	451,534	6,279,010	2,577,948	33,448,844
Issued in reinvestment of distributions	774,022	10,488,003	160,744	2,023,762
Redeemed	(16,955,767)	(242,279,726)	(5,192,459)	(71,339,140)
	(15,730,211)	(225,512,713)	(2,453,767)	(35,866,534)
Y Class/Shares Authorized	140,000,000		40,000,000
Sold	6,708,511	91,213,472	3,986,477	51,921,826
Issued in reinvestment of distributions	218,486	2,964,857	33,489	422,291
Redeemed	(6,261,968)	(87,101,134)	(2,441,851)	(31,737,716)
	665,029	7,077,195	1,578,115	20,606,401
A Class/Shares Authorized	80,000,000		80,000,000
Sold	161,889	2,238,371	500,445	6,677,646
Issued in reinvestment of distributions	120,826	1,661,359	12,310	157,203
Redeemed	(300,737)	(4,184,988)	(725,106)	(9,671,624)
	(18,022)	(285,258)	(212,351)	(2,836,775)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	464	5,952	618	7,687
Issued in reinvestment of distributions	431	5,460	—	—
Redeemed	(5,086)	(64,148)	(12,838)	(153,983)
	(4,191)	(52,736)	(12,220)	(146,296)
R Class/Shares Authorized	20,000,000		25,000,000
Sold	59,881	841,102	88,070	1,177,284
Issued in reinvestment of distributions	15,034	208,065	547	7,023
Redeemed	(27,258)	(377,846)	(107,972)	(1,468,748)
	47,657	671,321	(19,355)	(284,441)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	22	309	5	53
R6 Class/Shares Authorized	20,000,000		45,000,000
Sold	96,633	1,322,740	378,316	4,954,793
Issued in reinvestment of distributions	37,353	506,141	16,716	210,617
Redeemed	(369,208)	(5,046,174)	(1,538,766)	(20,787,405)
	(235,222)	(3,217,293)	(1,143,734)	(15,621,995)
G Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	5,032,184	68,786,053	9,428,458	129,494,179
Issued in reinvestment of distributions	4,150,170	56,815,822	1,697,003	21,585,885
Redeemed	(23,668,389)	(336,390,271)	(37,116,625)	(495,898,298)
	(14,486,035)	(210,788,396)	(25,991,164)	(344,818,234)
Net increase (decrease)	(27,912,893)	$(406,393,647)	(33,484,043)	$(448,981,774)

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
International Opportunities Fund
Investor Class/Shares Authorized	660,000,000		670,000,000
Sold	1,117,229	$14,443,414	993,136	$10,483,033
Issued in reinvestment of distributions	82,421	957,729	34,291	319,935
Redeemed	(2,064,167)	(26,265,210)	(4,304,533)	(43,335,737)
	(864,517)	(10,864,067)	(3,277,106)	(32,532,769)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	906,075	12,067,408	1,459,068	14,815,864
Issued in reinvestment of distributions	50,774	599,137	35,447	336,035
Redeemed	(839,843)	(10,796,580)	(4,555,928)	(49,698,494)
	117,006	1,869,965	(3,061,413)	(34,546,595)
A Class/Shares Authorized	25,000,000		35,000,000
Sold	33,508	426,486	88,943	946,878
Issued in reinvestment of distributions	121	1,381	—	—
Redeemed	(35,018)	(441,154)	(142,413)	(1,463,325)
	(1,389)	(13,287)	(53,470)	(516,447)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	4,782	54,790	526	4,829
Redeemed	(705)	(8,521)	(4,046)	(34,165)
	4,077	46,269	(3,520)	(29,336)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	34,496	418,718	34,533	339,461
Redeemed	(11,304)	(140,942)	(69,007)	(704,310)
	23,192	277,776	(34,474)	(364,849)
Net increase (decrease)	(721,631)	$(8,683,344)	(6,429,983)	$(67,989,996)

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
International Small-Mid Cap Fund
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	618,031	$7,187,701	7,325	$70,272
Issued in reinvestment of distributions	159,204	1,845,172	137,661	1,320,167
Redeemed	(829,735)	(10,461,352)	(1,228,248)	(12,925,008)
	(52,500)	(1,428,479)	(1,083,262)	(11,534,569)
G Class/Shares Authorized	500,000,000		500,000,000
Sold	1,251,206	15,566,903	2,831,484	30,940,379
Issued in reinvestment of distributions	1,011,438	11,995,658	1,303,207	12,771,431
Redeemed	(8,461,278)	(108,559,491)	(14,344,824)	(157,201,545)
	(6,198,634)	(80,996,930)	(10,210,133)	(113,489,735)
Net increase (decrease)	(6,251,134)	$(82,425,409)	(11,293,395)	$(125,024,304)

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
International Value Fund
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	4,187,279	$48,048,915	5,567,701	$53,749,509
Issued in reinvestment of distributions	1,659,075	17,785,289	823,087	6,913,926
Redeemed	(2,052,281)	(23,416,000)	(7,986,486)	(78,058,323)
	3,794,073	42,418,204	(1,595,698)	(17,394,888)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	1,168,540	13,348,925	6,125,217	58,609,814
Issued in reinvestment of distributions	690,089	7,363,249	261,598	2,189,574
Redeemed	(1,468,414)	(16,389,792)	(4,150,380)	(39,986,656)
	390,215	4,322,382	2,236,435	20,812,732
A Class/Shares Authorized	25,000,000		25,000,000
Sold	40,053	476,023	157,537	1,629,613
Issued in reinvestment of distributions	53,070	573,689	26,011	220,315
Redeemed	(84,181)	(994,249)	(235,620)	(2,371,833)
	8,942	55,463	(52,072)	(521,905)
C Class/Shares Authorized	20,000,000		25,000,000
Sold	446	5,150	1,464	12,600
Issued in reinvestment of distributions	1,472	15,909	665	5,636
Redeemed	(1,939)	(22,156)	(4,839)	(49,191)
	(21)	(1,097)	(2,710)	(30,955)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	31,931	370,377	93,658	958,508
Issued in reinvestment of distributions	7,688	82,796	1,994	16,829
Redeemed	(28,524)	(333,312)	(48,375)	(498,141)
	11,095	119,861	47,277	477,196
R6 Class/Shares Authorized	25,000,000		30,000,000
Sold	197,057	2,280,034	53,313	502,197
Issued in reinvestment of distributions	8,708	92,827	1,295	10,829
Redeemed	(62,739)	(701,954)	(36,107)	(387,296)
	143,026	1,670,907	18,501	125,730
G Class/Shares Authorized	1,750,000,000		1,750,000,000
Sold	2,743,427	31,596,929	11,237,025	112,505,842
Issued in reinvestment of distributions	9,124,647	97,451,228	7,232,349	60,534,760
Redeemed	(32,399,264)	(378,376,914)	(59,852,610)	(575,642,439)
	(20,531,190)	(249,328,757)	(41,383,236)	(402,601,837)
Net increase (decrease)	(16,183,860)	$(200,743,037)	(40,731,503)	$(399,133,927)

	Six months ended May 31, 2026		Year ended November 30, 2025
	Shares	Amount	Shares	Amount
Non-U.S. Intrinsic Value Fund
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	672,018	$7,312,736	989,801	$9,673,234
Issued in reinvestment of distributions	987,002	9,909,497	1,159,950	9,418,797
Redeemed	(1,546,336)	(16,649,528)	(2,387,219)	(23,598,524)
	112,684	572,705	(237,468)	(4,506,493)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	35,700	375,386	244,124	2,243,911
Issued in reinvestment of distributions	220,225	2,208,862	232,630	1,886,631
Redeemed	(274,909)	(2,882,886)	(409,999)	(3,801,216)
	(18,984)	(298,638)	66,755	329,326
A Class/Shares Authorized	35,000,000		35,000,000
Sold	14,077	153,957	19,615	188,743
Issued in reinvestment of distributions	2,655	26,661	1,623	13,180
Redeemed	(8,128)	(89,596)	(11,305)	(109,404)
	8,604	91,022	9,933	92,519
R Class/Shares Authorized	30,000,000		35,000,000
Sold	10,949	118,395	23,698	232,883
Issued in reinvestment of distributions	2,511	25,158	682	5,532
Redeemed	(10,464)	(109,645)	(7,472)	(75,765)
	2,996	33,908	16,908	162,650
R6 Class/Shares Authorized	30,000,000		35,000,000
Sold	242	2,507	1	9
Issued in reinvestment of distributions	80	820	78	640
	322	3,327	79	649
G Class/Shares Authorized	600,000,000		600,000,000
Sold	4,060,006	44,253,282	6,279,357	60,928,772
Issued in reinvestment of distributions	4,608,498	46,453,656	7,062,798	57,561,800
Redeemed	(9,370,542)	(103,023,594)	(23,690,678)	(224,545,240)
	(702,038)	(12,316,656)	(10,348,523)	(106,054,668)
Net increase (decrease)	(596,416)	$(11,914,332)	(10,492,316)	$(109,976,017)

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of International Small-Mid Cap Fund, International Value Fund and Non-U.S Intrinsic Value Fund are owned by a relatively small number of shareholders. To the extent that a large shareholder (including another account advised by the investment advisor) invests in these funds, the funds may  experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of International Small-Mid Cap Fund, International Value Fund and Non-U.S Intrinsic Value Fund may be at risk.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Emerging Markets Fund	Focused Global Growth Fund	Focused International Growth Fund	Global Small Cap Fund
Federal tax cost of investments	$924,989,641	$416,950,908	$196,021,301	$48,561,615
Gross tax appreciation of investments	$1,154,379,201	$145,146,441	$44,956,264	$18,817,950
Gross tax depreciation of investments	(44,795,489)	(5,768,966)	(6,521,433)	(1,247,345)
Net tax appreciation (depreciation) of investments	$1,109,583,712	$139,377,475	$38,434,831	$17,570,605

	International Growth Fund	International Opportunities Fund	International Small-Mid Cap Fund	International Value Fund	Non-U.S. Intrinsic Value Fund
Federal tax cost of investments	$1,683,972,678	$444,497,900	$369,222,232	$930,297,478	$493,532,139
Gross tax appreciation of investments	$631,225,069	$163,688,082	$117,272,096	$431,549,381	$95,790,978
Gross tax depreciation of investments	(40,199,137)	(11,109,751)	(6,816,477)	(7,386,841)	(48,819,896)
Net tax appreciation (depreciation) of investments	$591,025,932	$152,578,331	$110,455,619	$424,162,540	$46,971,082
The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Emerging Markets Fund	$(490,460,351)	—
Focused International Growth Fund	$(14,815,188)	$(1,011,727)
Global Small Cap Fund	$(6,335,918)	—
International Opportunities Fund	$(48,338,323)	—
International Small-Mid Cap Fund	$(28,922,632)	—
International Value Fund	$(49,592,329)	$(6,999,286)

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Fund
Investor Class
2026(3)	$14.60	0.03	5.32	5.35	(0.17)	$19.78	37.09%	1.26%	1.26%	0.37%	0.37%	22%	$428,535
2025	$11.15	0.09	3.44	3.53	(0.08)	$14.60	31.85%	1.26%	1.26%	0.76%	0.76%	58%	$314,524
2024	$9.80	0.09	1.39	1.48	(0.13)	$11.15	15.29%	1.27%	1.27%	0.79%	0.79%	29%	$277,170
2023	$10.04	0.10	(0.13)	(0.03)	(0.21)	$9.80	(0.22)%	1.27%	1.27%	1.05%	1.05%	29%	$305,994
2022	$13.67	0.09	(3.61)	(3.52)	(0.11)	$10.04	(25.84)%	1.26%	1.26%	0.84%	0.84%	52%	$368,506
2021	$13.62	0.05	0.08	0.13	(0.08)	$13.67	0.91%	1.25%	1.25%	0.36%	0.36%	35%	$554,001
I Class
2026(3)	$15.01	0.05	5.47	5.52	(0.20)	$20.33	37.28%	1.06%	1.06%	0.57%	0.57%	22%	$638,459
2025	$11.47	0.12	3.52	3.64	(0.10)	$15.01	32.01%	1.06%	1.06%	0.96%	0.96%	58%	$492,047
2024	$10.07	0.11	1.44	1.55	(0.15)	$11.47	15.60%	1.07%	1.07%	0.99%	0.99%	29%	$429,153
2023	$10.30	0.13	(0.13)	—	(0.23)	$10.07	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$507,013
2022	$14.02	0.11	(3.70)	(3.59)	(0.13)	$10.30	(25.69)%	1.06%	1.06%	1.04%	1.04%	52%	$828,883
2021	$13.97	0.09	0.07	0.16	(0.11)	$14.02	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$1,661,545
Y Class
2026(3)	$15.05	0.06	5.48	5.54	(0.22)	$20.37	37.39%	0.91%	0.91%	0.72%	0.72%	22%	$94,549
2025	$11.50	0.14	3.53	3.67	(0.12)	$15.05	32.21%	0.91%	0.91%	1.11%	1.11%	58%	$60,400
2024	$10.10	0.13	1.44	1.57	(0.17)	$11.50	15.72%	0.92%	0.92%	1.14%	1.14%	29%	$40,090
2023	$10.32	0.13	(0.11)	0.02	(0.24)	$10.10	0.23%	0.92%	0.92%	1.40%	1.40%	29%	$33,189
2022	$14.05	0.13	(3.71)	(3.58)	(0.15)	$10.32	(25.60)%	0.91%	0.91%	1.19%	1.19%	52%	$37,909
2021	$14.00	0.10	0.08	0.18	(0.13)	$14.05	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$39,377
A Class
2026(3)	$14.04	0.01	5.12	5.13	(0.13)	$19.04	36.93%	1.51%	1.51%	0.12%	0.12%	22%	$52,296
2025	$10.73	0.05	3.31	3.36	(0.05)	$14.04	31.45%	1.51%	1.51%	0.51%	0.51%	58%	$42,228
2024	$9.43	0.06	1.35	1.41	(0.11)	$10.73	15.06%	1.52%	1.52%	0.54%	0.54%	29%	$36,158
2023	$9.67	0.08	(0.12)	(0.04)	(0.20)	$9.43	(0.41)%	1.52%	1.52%	0.80%	0.80%	29%	$38,620
2022	$13.17	0.06	(3.48)	(3.42)	(0.08)	$9.67	(26.03)%	1.51%	1.51%	0.59%	0.59%	52%	$51,434
2021	$13.13	0.01	0.07	0.08	(0.04)	$13.17	0.60%	1.50%	1.50%	0.11%	0.11%	35%	$94,363

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Fund
C Class
2026(3)	$12.56	(0.04)	4.61	4.57	(0.02)	$17.11	36.49%	2.26%	2.26%	(0.63)%	(0.63)%	22%	$4,396
2025	$9.63	(0.03)	2.96	2.93	—	$12.56	30.43%	2.26%	2.26%	(0.24)%	(0.24)%	58%	$4,473
2024	$8.46	(0.02)	1.22	1.20	(0.03)	$9.63	14.25%	2.27%	2.27%	(0.21)%	(0.21)%	29%	$5,750
2023	$8.71	0.01	(0.11)	(0.10)	(0.15)	$8.46	(1.18)%	2.27%	2.27%	0.05%	0.05%	29%	$8,932
2022	$11.87	(0.02)	(3.14)	(3.16)	—	$8.71	(26.56)%	2.26%	2.26%	(0.16)%	(0.16)%	52%	$13,231
2021	$11.88	(0.08)	0.07	(0.01)	—	$11.87	(0.17)%	2.25%	2.25%	(0.64)%	(0.64)%	35%	$25,448
R Class
2026(3)	$14.08	(0.01)	5.16	5.15	(0.10)	$19.13	36.82%	1.76%	1.76%	(0.13)%	(0.13)%	22%	$11,694
2025	$10.76	0.02	3.32	3.34	(0.02)	$14.08	31.11%	1.76%	1.76%	0.26%	0.26%	58%	$7,883
2024	$9.46	0.03	1.35	1.38	(0.08)	$10.76	14.71%	1.77%	1.77%	0.29%	0.29%	29%	$5,542
2023	$9.71	0.05	(0.12)	(0.07)	(0.18)	$9.46	(0.69)%	1.77%	1.77%	0.55%	0.55%	29%	$5,309
2022	$13.22	0.03	(3.49)	(3.46)	(0.05)	$9.71	(26.20)%	1.76%	1.76%	0.34%	0.34%	52%	$6,075
2021	$13.17	(0.02)	0.08	0.06	(0.01)	$13.22	0.41%	1.75%	1.75%	(0.14)%	(0.14)%	35%	$7,687
R5 Class
2026(3)	$15.02	0.05	5.47	5.52	(0.20)	$20.34	37.26%	1.06%	1.06%	0.57%	0.57%	22%	$543
2025	$11.47	0.14	3.51	3.65	(0.10)	$15.02	32.10%	1.06%	1.06%	0.96%	0.96%	58%	$536
2024	$10.08	0.11	1.43	1.54	(0.15)	$11.47	15.48%	1.07%	1.07%	0.99%	0.99%	29%	$857
2023	$10.31	0.12	(0.12)	—	(0.23)	$10.08	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$9,249
2022	$14.04	0.11	(3.71)	(3.60)	(0.13)	$10.31	(25.67)%	1.06%	1.06%	1.04%	1.04%	52%	$10,725
2021	$13.98	0.06	0.11	0.17	(0.11)	$14.04	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$12,172
R6 Class
2026(3)	$15.03	0.06	5.46	5.52	(0.22)	$20.33	37.40%	0.91%	0.91%	0.72%	0.72%	22%	$230,651
2025	$11.48	0.14	3.53	3.67	(0.12)	$15.03	32.18%	0.91%	0.91%	1.11%	1.11%	58%	$199,113
2024	$10.08	0.11	1.46	1.57	(0.17)	$11.48	15.75%	0.92%	0.92%	1.14%	1.14%	29%	$205,572
2023	$10.31	0.14	(0.13)	0.01	(0.24)	$10.08	0.13%	0.92%	0.92%	1.40%	1.40%	29%	$460,847
2022	$14.03	0.13	(3.70)	(3.57)	(0.15)	$10.31	(25.56)%	0.91%	0.91%	1.19%	1.19%	52%	$687,720
2021	$13.98	0.11	0.07	0.18	(0.13)	$14.03	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$851,240

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Fund
G Class
2026(3)	$15.21	0.14	5.50	5.64	(0.35)	$20.50	38.01%	0.01%	0.91%	1.62%	0.72%	22%	$536,359
2025	$11.62	0.26	3.55	3.81	(0.22)	$15.21	33.39%	0.01%	0.91%	2.01%	1.11%	58%	$594,835
2024	$10.20	0.23	1.44	1.67	(0.25)	$11.62	16.79%	0.02%	0.92%	2.04%	1.14%	29%	$784,988
2023	$10.40	0.23	(0.13)	0.10	(0.30)	$10.20	1.04%	0.02%	0.92%	2.30%	1.40%	29%	$766,148
2022(4)	$12.44	0.16	(2.08)	(1.92)	(0.12)	$10.40	(15.56)%	0.01%	0.91%	2.42%	1.52%	52%(5)	$731,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
(4)April 1, 2022 (commencement of sale) through November 30, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Global Growth Fund
Investor Class
2026(3)	$12.48	0.01	0.60	0.61	(0.01)	(1.02)	(1.03)	$12.06	5.49%	1.11%	0.23%	68%	$419,384
2025	$12.61	0.02	1.44	1.46	(0.01)	(1.58)	(1.59)	$12.48	13.25%	1.10%	0.18%	68%	$444,570
2024	$10.73	0.02	2.27	2.29	(0.05)	(0.36)	(0.41)	$12.61	22.03%	1.08%	0.21%	72%	$432,423
2023	$11.10	0.05	0.77	0.82	(0.06)	(1.13)	(1.19)	$10.73	8.84%	1.09%	0.50%	79%	$390,767
2022	$15.00	0.06	(2.16)	(2.10)	(0.03)	(1.77)	(1.80)	$11.10	(16.07)%	1.10%	0.54%	45%	$388,619
2021	$14.56	0.04	1.84	1.88	—	(1.44)	(1.44)	$15.00	14.18%	1.07%	0.26%	40%	$495,712
I Class
2026(3)	$13.05	0.02	0.63	0.65	(0.03)	(1.02)	(1.05)	$12.65	5.62%	0.91%	0.43%	68%	$27,818
2025	$13.12	0.05	1.50	1.55	(0.04)	(1.58)	(1.62)	$13.05	13.44%	0.90%	0.38%	68%	$76,050
2024	$11.14	0.05	2.36	2.41	(0.07)	(0.36)	(0.43)	$13.12	22.36%	0.88%	0.41%	72%	$74,007
2023	$11.48	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.14	9.03%	0.89%	0.70%	79%	$77,104
2022	$15.46	0.09	(2.24)	(2.15)	(0.06)	(1.77)	(1.83)	$11.48	(15.93)%	0.90%	0.74%	45%	$81,949
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$103,394
Y Class
2026(3)	$13.25	0.04	0.63	0.67	(0.05)	(1.02)	(1.07)	$12.85	5.70%	0.76%	0.58%	68%	$420
2025	$13.29	0.06	1.54	1.60	(0.06)	(1.58)	(1.64)	$13.25	13.68%	0.75%	0.53%	68%	$413
2024	$11.28	0.07	2.39	2.46	(0.09)	(0.36)	(0.45)	$13.29	22.53%	0.73%	0.56%	72%	$395
2023	$11.61	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.28	9.18%	0.74%	0.85%	79%	$333
2022	$15.62	0.11	(2.27)	(2.16)	(0.08)	(1.77)	(1.85)	$11.61	(15.82)%	0.75%	0.89%	45%	$330
2021	$15.05	0.08	1.93	2.01	—	(1.44)	(1.44)	$15.62	14.62%	0.72%	0.61%	40%	$311
A Class
2026(3)	$11.55	—(4)	0.54	0.54	—	(1.02)	(1.02)	$11.07	5.32%	1.36%	(0.02)%	68%	$24,835
2025	$11.80	(0.01)	1.34	1.33	—	(1.58)	(1.58)	$11.55	13.00%	1.35%	(0.07)%	68%	$25,790
2024	$10.06	—(4)	2.12	2.12	(0.02)	(0.36)	(0.38)	$11.80	21.77%	1.33%	(0.04)%	72%	$29,427
2023	$10.48	0.02	0.72	0.74	(0.03)	(1.13)	(1.16)	$10.06	8.56%	1.34%	0.25%	79%	$25,494
2022	$14.27	0.03	(2.05)	(2.02)	—	(1.77)	(1.77)	$10.48	(16.32)%	1.35%	0.29%	45%	$26,064
2021	$13.94	—(4)	1.77	1.77	—	(1.44)	(1.44)	$14.27	13.99%	1.32%	0.01%	40%	$34,059

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Global Growth Fund
C Class
2026(3)	$7.37	(0.02)	0.31	0.29	—	(1.02)	(1.02)	$6.64	4.90%	2.11%	(0.77)%	68%	$990
2025	$8.15	(0.06)	0.86	0.80	—	(1.58)	(1.58)	$7.37	12.17%	2.10%	(0.82)%	68%	$1,355
2024	$7.09	(0.06)	1.48	1.42	—	(0.36)	(0.36)	$8.15	20.88%	2.08%	(0.79)%	72%	$1,915
2023	$7.76	(0.03)	0.49	0.46	—	(1.13)	(1.13)	$7.09	7.72%	2.09%	(0.50)%	79%	$2,184
2022	$11.08	(0.04)	(1.51)	(1.55)	—	(1.77)	(1.77)	$7.76	(16.87)%	2.10%	(0.46)%	45%	$2,822
2021	$11.23	(0.08)	1.37	1.29	—	(1.44)	(1.44)	$11.08	12.99%	2.07%	(0.74)%	40%	$5,426
R Class
2026(3)	$10.89	(0.01)	0.50	0.49	—	(1.02)	(1.02)	$10.36	5.27%	1.61%	(0.27)%	68%	$6,392
2025	$11.24	(0.03)	1.26	1.23	—	(1.58)	(1.58)	$10.89	12.72%	1.60%	(0.32)%	68%	$6,294
2024	$9.60	(0.03)	2.03	2.00	—	(0.36)	(0.36)	$11.24	21.48%	1.58%	(0.29)%	72%	$6,040
2023	$10.06	—(4)	0.68	0.68	(0.01)	(1.13)	(1.14)	$9.60	8.20%	1.59%	0.00%	79%	$5,520
2022	$13.79	—(4)	(1.96)	(1.96)	—	(1.77)	(1.77)	$10.06	(16.48)%	1.60%	0.04%	45%	$6,033
2021	$13.55	(0.03)	1.71	1.68	—	(1.44)	(1.44)	$13.79	13.71%	1.57%	(0.24)%	40%	$8,411
R5 Class
2026(3)	$13.06	0.03	0.62	0.65	(0.03)	(1.02)	(1.05)	$12.66	5.62%	0.91%	0.43%	68%	$14
2025	$13.12	0.05	1.51	1.56	(0.04)	(1.58)	(1.62)	$13.06	13.52%	0.90%	0.38%	68%	$13
2024	$11.15	0.05	2.35	2.40	(0.07)	(0.36)	(0.43)	$13.12	22.25%	0.88%	0.41%	72%	$12
2023	$11.49	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.15	9.03%	0.89%	0.70%	79%	$10
2022	$15.46	0.09	(2.23)	(2.14)	(0.06)	(1.77)	(1.83)	$11.49	(15.86)%	0.90%	0.74%	45%	$9
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$11
R6 Class
2026(3)	$13.22	0.04	0.63	0.67	(0.05)	(1.02)	(1.07)	$12.82	5.71%	0.76%	0.58%	68%	$81,919
2025	$13.26	0.07	1.53	1.60	(0.06)	(1.58)	(1.64)	$13.22	13.71%	0.75%	0.53%	68%	$80,529
2024	$11.26	0.07	2.38	2.45	(0.09)	(0.36)	(0.45)	$13.26	22.48%	0.73%	0.56%	72%	$95,539
2023	$11.59	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.26	9.20%	0.74%	0.85%	79%	$88,671
2022	$15.59	0.11	(2.26)	(2.15)	(0.08)	(1.77)	(1.85)	$11.59	(15.79)%	0.75%	0.89%	45%	$79,749
2021	$15.03	0.09	1.91	2.00	—	(1.44)	(1.44)	$15.59	14.57%	0.72%	0.61%	40%	$98,318

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused International Growth Fund
Investor Class
2026(3)	$18.83	0.06	0.64	0.70	—(4)	—	—(4)	$19.53	3.74%	1.10%	1.10%	0.84%	0.84%	59%	$11,065
2025	$16.98	0.03	1.82	1.85	—	—	—	$18.83	10.96%	1.10%	1.10%	0.14%	0.14%	90%	$10,585
2024	$15.14	0.02	1.88	1.90	(0.06)	—	(0.06)	$16.98	12.49%	1.09%	1.09%	0.14%	0.14%	82%	$13,025
2023	$15.10	0.08	0.02	0.10	(0.06)	—	(0.06)	$15.14	0.65%	1.09%	1.09%	0.47%	0.47%	61%	$13,645
2022	$20.04	0.12	(4.56)	(4.44)	—	(0.50)	(0.50)	$15.10	(22.71)%	1.10%	1.10%	0.59%	0.59%	51%	$15,028
2021	$18.20	(0.03)	1.87	1.84	—	—	—	$20.04	10.11%	1.10%	1.10%	(0.12)%	(0.12)%	71%	$22,250
I Class
2026(3)	$19.05	0.09	0.63	0.72	(0.04)	—	(0.04)	$19.73	3.85%	0.90%	0.90%	1.04%	1.04%	59%	$36,235
2025	$17.14	0.07	1.84	1.91	—	—	—	$19.05	11.14%	0.90%	0.90%	0.34%	0.34%	90%	$32,175
2024	$15.28	0.06	1.89	1.95	(0.09)	—	(0.09)	$17.14	12.72%	0.89%	0.89%	0.34%	0.34%	82%	$27,746
2023	$15.25	0.11	0.01	0.12	(0.09)	—	(0.09)	$15.28	0.91%	0.89%	0.89%	0.67%	0.67%	61%	$27,034
2022	$20.19	0.11	(4.55)	(4.44)	—	(0.50)	(0.50)	$15.25	(22.59)%	0.90%	0.90%	0.79%	0.79%	51%	$33,731
2021	$18.30	0.01	1.88	1.89	—	—	—	$20.19	10.33%	0.90%	0.90%	0.08%	0.08%	71%	$19,111
A Class
2026(3)	$18.55	0.04	0.62	0.66	—	—	—	$19.21	3.61%	1.35%	1.35%	0.59%	0.59%	59%	$1,045
2025	$16.76	(0.02)	1.81	1.79	—	—	—	$18.55	10.68%	1.35%	1.35%	(0.11)%	(0.11)%	90%	$1,075
2024	$14.95	(0.02)	1.85	1.83	(0.02)	—	(0.02)	$16.76	12.23%	1.34%	1.34%	(0.11)%	(0.11)%	82%	$834
2023	$14.91	(0.01)	0.07	0.06	(0.02)	—	(0.02)	$14.95	0.41%	1.34%	1.34%	0.22%	0.22%	61%	$588
2022	$19.85	0.07	(4.51)	(4.44)	—	(0.50)	(0.50)	$14.91	(22.94)%	1.35%	1.35%	0.34%	0.34%	51%	$98
2021	$18.07	(0.07)	1.85	1.78	—	—	—	$19.85	9.85%	1.35%	1.35%	(0.37)%	(0.37)%	71%	$99
C Class
2026(3)	$17.42	(0.03)	0.58	0.55	—	—	—	$17.97	3.21%	2.10%	2.10%	(0.16)%	(0.16)%	59%	$62
2025	$15.86	(0.14)	1.70	1.56	—	—	—	$17.42	9.91%	2.10%	2.10%	(0.86)%	(0.86)%	90%	$59
2024	$14.23	(0.13)	1.76	1.63	—	—	—	$15.86	11.38%	2.09%	2.09%	(0.86)%	(0.86)%	82%	$50
2023	$14.29	(0.08)	0.02	(0.06)	—	—	—	$14.23	(0.35)%	2.09%	2.09%	(0.53)%	(0.53)%	61%	$36
2022	$19.17	(0.04)	(4.34)	(4.38)	—	(0.50)	(0.50)	$14.29	(23.54)%	2.10%	2.10%	(0.41)%	(0.41)%	51%	$48
2021	$17.59	(0.22)	1.80	1.58	—	—	—	$19.17	9.04%	2.10%	2.10%	(1.12)%	(1.12)%	71%	$58

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused International Growth Fund
R Class
2026(3)	$18.24	0.02	0.61	0.63	—	—	—	$18.87	3.45%	1.60%	1.60%	0.34%	0.34%	59%	$1,019
2025	$16.52	(0.06)	1.78	1.72	—	—	—	$18.24	10.41%	1.60%	1.60%	(0.36)%	(0.36)%	90%	$904
2024	$14.75	(0.06)	1.83	1.77	—	—	—	$16.52	11.92%	1.59%	1.59%	(0.36)%	(0.36)%	82%	$612
2023	$14.74	—(4)	0.01	0.01	—	—	—	$14.75	0.20%	1.59%	1.59%	(0.03)%	(0.03)%	61%	$766
2022	$19.67	0.03	(4.46)	(4.43)	—	(0.50)	(0.50)	$14.74	(23.15)%	1.60%	1.60%	0.09%	0.09%	51%	$1,104
2021	$17.95	(0.12)	1.84	1.72	—	—	—	$19.67	9.58%	1.60%	1.60%	(0.62)%	(0.62)%	71%	$1,148
R6 Class
2026(3)	$19.18	0.02	0.73	0.75	(0.07)	—	(0.07)	$19.86	3.93%	0.75%	0.75%	1.19%	1.19%	59%	$415
2025	$17.25	0.10	1.85	1.95	(0.02)	—	(0.02)	$19.18	11.29%	0.75%	0.75%	0.49%	0.49%	90%	$3,995
2024	$15.38	0.09	1.89	1.98	(0.11)	—	(0.11)	$17.25	12.94%	0.74%	0.74%	0.49%	0.49%	82%	$5,939
2023	$15.34	0.13	0.02	0.15	(0.11)	—	(0.11)	$15.38	0.99%	0.74%	0.74%	0.82%	0.82%	61%	$7,799
2022	$20.30	0.05	(4.49)	(4.44)	(0.02)	(0.50)	(0.52)	$15.34	(22.44)%	0.75%	0.75%	0.94%	0.94%	51%	$5,927
2021	$18.37	0.02	1.91	1.93	—	—	—	$20.30	10.51%	0.75%	0.75%	0.23%	0.23%	71%	$674
G Class
2026(3)	$19.67	0.20	0.63	0.83	(0.21)	—	(0.21)	$20.29	4.27%	0.01%	0.75%	1.93%	1.19%	59%	$183,833
2025	$17.68	0.23	1.90	2.13	(0.14)	—	(0.14)	$19.67	12.15%	0.01%	0.75%	1.23%	0.49%	90%	$108,157
2024	$15.76	0.21	1.94	2.15	(0.23)	—	(0.23)	$17.68	13.75%	0.00%	0.74%	1.23%	0.49%	82%	$60,376
2023	$15.71	0.24	0.03	0.27	(0.22)	—	(0.22)	$15.76	1.81%	0.00%	0.74%	1.56%	0.82%	61%	$37,128
2022	$20.74	0.27	(4.67)	(4.40)	(0.13)	(0.50)	(0.63)	$15.71	(21.92)%	0.01%	0.75%	1.68%	0.94%	51%	$26,828
2021	$18.65	0.21	1.89	2.10	(0.01)	—	(0.01)	$20.74	11.28%	0.01%	0.75%	0.97%	0.23%	71%	$16,684

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Small Cap Fund
Investor Class
2026(3)	$20.65	0.05	2.36	2.41	(0.15)	—	(0.15)	$22.91	11.74%	1.13%	0.46%	70%	$36,510
2025	$20.04	0.05	0.88	0.93	(0.32)	—	(0.32)	$20.65	4.76%	1.11%	0.23%	140%	$39,497
2024	$15.78	0.01	4.34	4.35	(0.09)	—	(0.09)	$20.04	27.64%	1.11%	0.04%	109%	$39,193
2023	$16.17	0.01	(0.36)	(0.35)	(0.04)	—	(0.04)	$15.78	(2.18)%	1.11%	0.03%	130%	$34,727
2022	$24.94	0.03	(5.23)	(5.20)	(0.04)	(3.53)	(3.57)	$16.17	(24.11)%	1.11%	0.17%	115%	$39,261
2021	$21.11	(0.10)	5.29	5.19	—	(1.36)	(1.36)	$24.94	25.57%	1.11%	(0.40)%	136%	$41,838
I Class
2026(3)	$20.98	0.07	2.39	2.46	(0.19)	—	(0.19)	$23.25	11.82%	0.93%	0.66%	70%	$14,174
2025	$20.35	0.09	0.89	0.98	(0.35)	—	(0.35)	$20.98	4.95%	0.91%	0.43%	140%	$19,822
2024	$16.02	0.04	4.41	4.45	(0.12)	—	(0.12)	$20.35	27.91%	0.91%	0.24%	109%	$22,262
2023	$16.41	0.04	(0.36)	(0.32)	(0.07)	—	(0.07)	$16.02	(1.96)%	0.91%	0.23%	130%	$19,628
2022	$25.27	0.06	(5.30)	(5.24)	(0.09)	(3.53)	(3.62)	$16.41	(23.98)%	0.91%	0.37%	115%	$25,641
2021	$21.33	(0.04)	5.34	5.30	—	(1.36)	(1.36)	$25.27	25.84%	0.91%	(0.20)%	136%	$11,067
A Class
2026(3)	$20.24	0.02	2.32	2.34	(0.09)	—	(0.09)	$22.49	11.64%	1.38%	0.21%	70%	$5,946
2025	$19.67	—(4)	0.85	0.85	(0.28)	—	(0.28)	$20.24	4.43%	1.36%	(0.02)%	140%	$5,015
2024	$15.48	(0.04)	4.28	4.24	(0.05)	—	(0.05)	$19.67	27.40%	1.36%	(0.21)%	109%	$4,906
2023	$15.87	(0.04)	(0.35)	(0.39)	—	—	—	$15.48	(2.46)%	1.36%	(0.22)%	130%	$3,787
2022	$24.55	(0.01)	(5.14)	(5.15)	—	(3.53)	(3.53)	$15.87	(24.28)%	1.36%	(0.08)%	115%	$379
2021	$20.85	(0.16)	5.22	5.06	—	(1.36)	(1.36)	$24.55	25.25%	1.36%	(0.65)%	136%	$317
C Class
2026(3)	$18.72	(0.05)	2.14	2.09	—	—	—	$20.81	11.16%	2.13%	(0.54)%	70%	$159
2025	$18.22	(0.14)	0.80	0.66	(0.16)	—	(0.16)	$18.72	3.71%	2.11%	(0.77)%	140%	$277
2024	$14.41	(0.16)	3.97	3.81	—	—	—	$18.22	26.44%	2.11%	(0.96)%	109%	$97
2023	$14.88	(0.14)	(0.33)	(0.47)	—	—	—	$14.41	(3.16)%	2.11%	(0.97)%	130%	$398
2022	$23.41	(0.13)	(4.87)	(5.00)	—	(3.53)	(3.53)	$14.88	(24.91)%	2.11%	(0.83)%	115%	$392
2021	$20.08	(0.33)	5.02	4.69	—	(1.36)	(1.36)	$23.41	24.32%	2.11%	(1.40)%	136%	$178

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Small Cap Fund
R Class
2026(3)	$19.76	—(4)	2.26	2.26	(0.04)	—	(0.04)	$21.98	11.48%	1.63%	(0.04)%	70%	$1,721
2025	$19.21	(0.05)	0.84	0.79	(0.24)	—	(0.24)	$19.76	4.21%	1.61%	(0.27)%	140%	$1,458
2024	$15.12	(0.08)	4.17	4.09	—	—	—	$19.21	27.05%	1.61%	(0.46)%	109%	$1,764
2023	$15.54	(0.07)	(0.35)	(0.42)	—	—	—	$15.12	(2.70)%	1.61%	(0.47)%	130%	$1,228
2022	$24.17	(0.06)	(5.04)	(5.10)	—	(3.53)	(3.53)	$15.54	(24.49)%	1.61%	(0.33)%	115%	$1,792
2021	$20.59	(0.21)	5.15	4.94	—	(1.36)	(1.36)	$24.17	24.97%	1.61%	(0.90)%	136%	$1,937
R6 Class
2026(3)	$21.22	0.08	2.43	2.51	(0.22)	—	(0.22)	$23.51	11.95%	0.78%	0.81%	70%	$6,820
2025	$20.58	0.11	0.90	1.01	(0.37)	—	(0.37)	$21.22	5.07%	0.76%	0.58%	140%	$17,148
2024	$16.20	0.07	4.46	4.53	(0.15)	—	(0.15)	$20.58	28.10%	0.76%	0.39%	109%	$15,378
2023	$16.59	0.06	(0.36)	(0.30)	(0.09)	—	(0.09)	$16.20	(1.80)%	0.76%	0.38%	130%	$18,335
2022	$25.51	0.09	(5.35)	(5.26)	(0.13)	(3.53)	(3.66)	$16.59	(23.87)%	0.76%	0.52%	115%	$14,092
2021	$21.49	(0.01)	5.39	5.38	—	(1.36)	(1.36)	$25.51	26.03%	0.76%	(0.05)%	136%	$15,878

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Growth Fund
Investor Class
2026(3)	$14.09	0.10	0.34	0.44	(0.07)	(0.38)	—	(0.45)	$14.08	3.25%	1.22%	1.25%	1.25%	1.22%	59%	$879,866
2025	$12.77	0.06	1.32	1.38	(0.06)	—	—	(0.06)	$14.09	10.88%	1.21%	1.22%	0.47%	0.46%	65%	$854,641
2024	$11.54	0.04	1.25	1.29	(0.06)	—	—	(0.06)	$12.77	11.19%	1.24%	1.24%	0.34%	0.34%	56%	$840,891
2023	$11.13	0.06	0.35	0.41	—	—	—	—	$11.54	3.68%	1.26%	1.26%	0.48%	0.48%	54%	$859,014
2022	$16.24	0.14	(3.17)	(3.03)	(0.38)	(1.67)	(0.03)	(2.08)	$11.13	(20.99)%	1.36%	1.36%	1.09%	1.09%	38%	$888,748
2021	$15.32	0.09	1.51	1.60	—(4)	(0.68)	—	(0.68)	$16.24	10.83%	1.21%	1.21%	0.56%	0.56%	51%	$1,163,803
I Class
2026(3)	$14.00	0.04	0.41	0.45	(0.10)	(0.38)	—	(0.48)	$13.97	3.34%	1.02%	1.05%	1.45%	1.42%	59%	$84,015
2025	$12.68	0.09	1.31	1.40	(0.08)	—	—	(0.08)	$14.00	11.14%	1.01%	1.02%	0.67%	0.66%	65%	$304,450
2024	$11.46	0.07	1.24	1.31	(0.09)	—	—	(0.09)	$12.68	11.41%	1.04%	1.04%	0.54%	0.54%	56%	$306,768
2023	$11.03	0.08	0.35	0.43	—	—	—	—	$11.46	3.90%	1.06%	1.06%	0.68%	0.68%	54%	$271,586
2022	$16.13	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.03	(20.86)%	1.16%	1.16%	1.29%	1.29%	38%	$271,018
2021	$15.22	0.14	1.48	1.62	(0.03)	(0.68)	—	(0.71)	$16.13	11.07%	1.01%	1.01%	0.76%	0.76%	51%	$265,248
Y Class
2026(3)	$14.04	0.13	0.33	0.46	(0.12)	(0.38)	—	(0.50)	$14.00	3.42%	0.87%	0.90%	1.60%	1.57%	59%	$91,582
2025	$12.71	0.10	1.33	1.43	(0.10)	—	—	(0.10)	$14.04	11.32%	0.86%	0.87%	0.82%	0.81%	65%	$82,510
2024	$11.49	0.09	1.24	1.33	(0.11)	—	—	(0.11)	$12.71	11.54%	0.89%	0.89%	0.69%	0.69%	56%	$54,627
2023	$11.04	0.10	0.35	0.45	—	—	—	—	$11.49	4.08%	0.91%	0.91%	0.83%	0.83%	54%	$49,523
2022	$16.15	0.16	(3.12)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.04	(20.73)%	1.01%	1.01%	1.44%	1.44%	38%	$50,967
2021	$15.24	0.16	1.49	1.65	(0.06)	(0.68)	—	(0.74)	$16.15	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$47,542
A Class
2026(3)	$14.13	0.08	0.35	0.43	(0.04)	(0.38)	—	(0.42)	$14.14	3.12%	1.47%	1.50%	1.00%	0.97%	59%	$56,335
2025	$12.81	0.03	1.33	1.36	(0.04)	—	—	(0.04)	$14.13	10.63%	1.46%	1.47%	0.22%	0.21%	65%	$56,560
2024	$11.58	0.01	1.25	1.26	(0.03)	—	—	(0.03)	$12.81	10.87%	1.49%	1.49%	0.09%	0.09%	56%	$53,978
2023	$11.19	0.03	0.36	0.39	—	—	—	—	$11.58	3.49%	1.51%	1.51%	0.23%	0.23%	54%	$64,930
2022	$16.31	0.11	(3.19)	(3.08)	(0.34)	(1.67)	(0.03)	(2.04)	$11.19	(21.24)%	1.61%	1.61%	0.84%	0.84%	38%	$66,993
2021	$15.42	0.05	1.52	1.57	—	(0.68)	—	(0.68)	$16.31	10.53%	1.46%	1.46%	0.31%	0.31%	51%	$87,967

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Growth Fund
C Class
2026(3)	$13.01	0.01	0.34	0.35	—	(0.38)	—	(0.38)	$12.98	2.76%	2.22%	2.25%	0.25%	0.22%	59%	$133
2025	$11.85	(0.07)	1.23	1.16	—	—	—	—	$13.01	9.79%	2.21%	2.22%	(0.53)%	(0.54)%	65%	$188
2024	$10.76	(0.08)	1.17	1.09	—	—	—	—	$11.85	10.13%	2.24%	2.24%	(0.66)%	(0.66)%	56%	$316
2023	$10.48	(0.05)	0.33	0.28	—	—	—	—	$10.76	2.67%	2.26%	2.26%	(0.52)%	(0.52)%	54%	$396
2022	$15.41	0.03	(3.02)	(2.99)	(0.24)	(1.67)	(0.03)	(1.94)	$10.48	(21.81)%	2.36%	2.36%	0.09%	0.09%	38%	$751
2021	$14.71	(0.08)	1.46	1.38	—	(0.68)	—	(0.68)	$15.41	9.72%	2.21%	2.21%	(0.44)%	(0.44)%	51%	$1,462
R Class
2026(3)	$14.19	0.06	0.35	0.41	—(4)	(0.38)	—	(0.38)	$14.22	2.99%	1.72%	1.75%	0.75%	0.72%	59%	$8,314
2025	$12.87	—(4)	1.33	1.33	(0.01)	—	—	(0.01)	$14.19	10.37%	1.71%	1.72%	(0.03)%	(0.04)%	65%	$7,622
2024	$11.63	(0.02)	1.26	1.24	—	—	—	—	$12.87	10.66%	1.74%	1.74%	(0.16)%	(0.16)%	56%	$7,160
2023	$11.27	—(4)	0.36	0.36	—	—	—	—	$11.63	3.19%	1.76%	1.76%	(0.02)%	(0.02)%	54%	$6,982
2022	$16.40	0.07	(3.21)	(3.14)	(0.29)	(1.67)	(0.03)	(1.99)	$11.27	(21.45)%	1.86%	1.86%	0.59%	0.59%	38%	$6,498
2021	$15.54	0.01	1.53	1.54	—	(0.68)	—	(0.68)	$16.40	10.25%	1.71%	1.71%	0.06%	0.06%	51%	$7,589
R5 Class
2026(3)	$14.01	0.11	0.34	0.45	(0.10)	(0.38)	—	(0.48)	$13.98	3.34%	1.02%	1.05%	1.45%	1.42%	59%	$9
2025	$12.69	0.09	1.31	1.40	(0.08)	—	—	(0.08)	$14.01	11.13%	1.01%	1.02%	0.67%	0.66%	65%	$9
2024	$11.47	0.06	1.25	1.31	(0.09)	—	—	(0.09)	$12.69	11.40%	1.04%	1.04%	0.54%	0.54%	56%	$8
2023	$11.04	0.08	0.35	0.43	—	—	—	—	$11.47	3.99%	1.06%	1.06%	0.68%	0.68%	54%	$7
2022	$16.14	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.04	(20.92)%	1.16%	1.16%	1.29%	1.29%	38%	$7
2021	$15.23	0.11	1.51	1.62	(0.03)	(0.68)	—	(0.71)	$16.14	11.06%	1.01%	1.01%	0.76%	0.76%	51%	$9
R6 Class
2026(3)	$14.02	0.11	0.35	0.46	(0.12)	(0.38)	—	(0.50)	$13.98	3.43%	0.87%	0.90%	1.60%	1.57%	59%	$10,795
2025	$12.69	0.12	1.31	1.43	(0.10)	—	—	(0.10)	$14.02	11.34%	0.86%	0.87%	0.82%	0.81%	65%	$14,125
2024	$11.47	0.08	1.25	1.33	(0.11)	—	—	(0.11)	$12.69	11.56%	0.89%	0.89%	0.69%	0.69%	56%	$27,306
2023	$11.03	0.09	0.35	0.44	—	—	—	—	$11.47	3.99%	0.91%	0.91%	0.83%	0.83%	54%	$22,695
2022	$16.14	0.18	(3.14)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.03	(20.75)%	1.01%	1.01%	1.44%	1.44%	38%	$27,243
2021	$15.23	0.14	1.51	1.65	(0.06)	(0.68)	—	(0.74)	$16.14	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$31,350

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Growth Fund
G Class
2026(3)	$14.28	0.17	0.36	0.53	(0.25)	(0.38)	—	(0.63)	$14.18	3.83%	0.02%	0.90%	2.45%	1.57%	59%	$1,115,302
2025	$12.90	0.22	1.34	1.56	(0.18)	—	—	(0.18)	$14.28	12.30%	0.02%	0.87%	1.66%	0.81%	65%	$1,329,755
2024	$11.66	0.20	1.26	1.46	(0.22)	—	—	(0.22)	$12.90	12.54%	0.02%	0.89%	1.56%	0.69%	56%	$1,536,733
2023	$11.10	0.20	0.36	0.56	—	—	—	—	$11.66	5.05%	0.02%	0.91%	1.72%	0.83%	54%	$1,489,943
2022(5)	$12.81	0.15	(1.54)	(1.39)	(0.29)	—	(0.03)	(0.32)	$11.10	(11.03)%	0.07%	0.95%	2.20%	1.32%	38%(6)	$1,354,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
(5)April 1, 2022 (commencement of sale) through November 30, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Opportunities Fund
Investor Class
2026(3)	$11.68	0.03	2.15	2.18	(0.03)	—	(0.03)	$13.83	18.74%	1.46%	1.51%	0.47%	0.42%	69%	$427,273
2025	$9.49	(0.01)	2.21	2.20	(0.01)	—	(0.01)	$11.68	23.21%	1.46%	1.51%	(0.11)%	(0.16)%	119%	$371,097
2024	$8.49	(0.01)	1.03	1.02	(0.02)	—	(0.02)	$9.49	12.01%	1.53%	1.54%	(0.12)%	(0.13)%	135%	$332,565
2023	$8.66	—(4)	(0.15)	(0.15)	(0.02)	—	(0.02)	$8.49	(1.73)%	1.53%	1.53%	0.03%	0.03%	110%	$339,990
2022	$13.79	0.01	(3.00)	(2.99)	(0.05)	(2.09)	(2.14)	$8.66	(25.53)%	1.48%	1.48%	0.15%	0.15%	108%	$382,973
2021	$12.95	(0.04)	1.31	1.27	—	(0.43)	(0.43)	$13.79	10.01%	1.37%	1.37%	(0.30)%	(0.30)%	127%	$576,312
I Class
2026(3)	$11.89	0.04	2.18	2.22	(0.06)	—	(0.06)	$14.05	18.73%	1.26%	1.31%	0.67%	0.62%	69%	$152,225
2025	$9.65	0.01	2.25	2.26	(0.02)	—	(0.02)	$11.89	23.53%	1.26%	1.31%	0.09%	0.04%	119%	$127,346
2024	$8.63	0.01	1.05	1.06	(0.04)	—	(0.04)	$9.65	12.27%	1.33%	1.34%	0.08%	0.07%	135%	$132,952
2023	$8.81	0.02	(0.16)	(0.14)	(0.04)	—	(0.04)	$8.63	(1.62)%	1.33%	1.33%	0.23%	0.23%	110%	$76,614
2022	$13.98	0.04	(3.05)	(3.01)	(0.07)	(2.09)	(2.16)	$8.81	(25.29)%	1.28%	1.28%	0.35%	0.35%	108%	$87,392
2021	$13.10	(0.01)	1.32	1.31	—	(0.43)	(0.43)	$13.98	10.12%	1.17%	1.17%	(0.10)%	(0.10)%	127%	$141,573
A Class
2026(3)	$11.49	0.01	2.12	2.13	—(4)	—	—(4)	$13.62	18.57%	1.71%	1.76%	0.22%	0.17%	69%	$6,218
2025	$9.35	(0.04)	2.18	2.14	—	—	—	$11.49	22.89%	1.71%	1.76%	(0.36)%	(0.41)%	119%	$5,263
2024	$8.37	(0.03)	1.01	0.98	—	—	—	$9.35	11.71%	1.78%	1.79%	(0.37)%	(0.38)%	135%	$4,781
2023	$8.54	(0.02)	(0.15)	(0.17)	—	—	—	$8.37	(1.99)%	1.78%	1.78%	(0.22)%	(0.22)%	110%	$4,905
2022	$13.62	(0.01)	(2.97)	(2.98)	(0.01)	(2.09)	(2.10)	$8.54	(25.68)%	1.73%	1.73%	(0.10)%	(0.10)%	108%	$5,073
2021	$12.83	(0.08)	1.30	1.22	—	(0.43)	(0.43)	$13.62	9.70%	1.62%	1.62%	(0.55)%	(0.55)%	127%	$8,220
C Class
2026(3)	$10.44	(0.02)	1.91	1.89	—	—	—	$12.33	18.10%	2.46%	2.51%	(0.53)%	(0.58)%	69%	$180
2025	$8.56	(0.10)	1.98	1.88	—	—	—	$10.44	21.96%	2.46%	2.51%	(1.11)%	(1.16)%	119%	$110
2024	$7.72	(0.10)	0.94	0.84	—	—	—	$8.56	10.88%	2.53%	2.54%	(1.12)%	(1.13)%	135%	$120
2023	$7.93	(0.08)	(0.13)	(0.21)	—	—	—	$7.72	(2.65)%	2.53%	2.53%	(0.97)%	(0.97)%	110%	$214
2022	$12.87	(0.09)	(2.76)	(2.85)	—	(2.09)	(2.09)	$7.93	(26.27)%	2.48%	2.48%	(0.85)%	(0.85)%	108%	$264
2021	$12.23	(0.17)	1.24	1.07	—	(0.43)	(0.43)	$12.87	8.93%	2.37%	2.37%	(1.30)%	(1.30)%	127%	$667

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Opportunities Fund
R Class
2026(3)	$11.21	—(4)	2.06	2.06	—	—	—	$13.27	18.38%	1.96%	2.01%	(0.03)%	(0.08)%	69%	$1,163
2025	$9.14	(0.06)	2.13	2.07	—	—	—	$11.21	22.65%	1.96%	2.01%	(0.61)%	(0.66)%	119%	$723
2024	$8.20	(0.05)	0.99	0.94	—	—	—	$9.14	11.46%	2.03%	2.04%	(0.62)%	(0.63)%	135%	$904
2023	$8.39	(0.04)	(0.15)	(0.19)	—	—	—	$8.20	(2.26)%	2.03%	2.03%	(0.47)%	(0.47)%	110%	$1,089
2022	$13.43	(0.03)	(2.92)	(2.95)	—	(2.09)	(2.09)	$8.39	(25.85)%	1.98%	1.98%	(0.35)%	(0.35)%	108%	$1,734
2021	$12.69	(0.11)	1.28	1.17	—	(0.43)	(0.43)	$13.43	9.41%	1.87%	1.87%	(0.80)%	(0.80)%	127%	$1,954

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Small-Mid Cap Fund
Investor Class
2026(3)	$11.71	0.04	1.58	1.62	(0.21)	—	(0.21)	$13.12	14.08%	1.42%	1.45%	0.67%	0.64%	73%	$108,399
2025	$10.07	0.08	1.71	1.79	(0.15)	—	(0.15)	$11.71	18.13%	1.42%	1.45%	0.79%	0.76%	128%	$97,411
2024	$8.82	0.05	1.30	1.35	(0.10)	—	(0.10)	$10.07	15.45%	1.43%	1.44%	0.52%	0.51%	109%	$94,686
2023	$9.21	0.04	(0.43)	(0.39)	—	—	—	$8.82	(4.23)%	1.43%	1.46%	0.45%	0.42%	123%	$82,247
2022	$15.01	0.02	(3.12)	(3.10)	(0.10)	(2.60)	(2.70)	$9.21	(24.94)%	1.44%	1.48%	0.20%	0.16%	107%	$78,762
2021	$13.16	(0.06)	2.34	2.28	—	(0.43)	(0.43)	$15.01	17.70%	1.44%	1.48%	(0.39)%	(0.43)%	113%	$105,938
G Class
2026(3)	$12.13	0.13	1.62	1.75	(0.38)	—	(0.38)	$13.50	14.74%	0.02%	1.10%	2.07%	0.99%	73%	$365,965
2025	$10.43	0.24	1.75	1.99	(0.29)	—	(0.29)	$12.13	19.86%	0.02%	1.10%	2.19%	1.11%	128%	$404,094
2024	$9.10	0.20	1.33	1.53	(0.20)	—	(0.20)	$10.43	17.12%	0.01%	1.09%	1.94%	0.86%	109%	$453,899
2023	$9.44	0.18	(0.45)	(0.27)	(0.07)	—	(0.07)	$9.10	(2.92)%	0.00%	1.11%	1.88%	0.77%	123%	$431,766
2022	$15.34	0.17	(3.16)	(2.99)	(0.31)	(2.60)	(2.91)	$9.44	(23.82)%	0.01%	1.13%	1.63%	0.51%	107%	$390,227
2021	$13.36	0.16	2.35	2.51	(0.10)	(0.43)	(0.53)	$15.34	19.45%	0.01%	1.13%	1.04%	(0.08)%	113%	$430,778

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Value Fund
Investor Class
2026(3)	$11.39	0.19	1.65	1.84	(0.39)	(0.50)	(0.89)	$12.34	17.40%	1.14%	1.14%	3.10%	3.10%	41%	$260,881
2025	$8.85	0.30	2.57	2.87	(0.33)	—	(0.33)	$11.39	33.75%	1.12%	1.12%	3.06%	3.06%	79%	$197,520
2024	$8.30	0.29	0.64	0.93	(0.38)	—	(0.38)	$8.85	11.57%	1.11%	1.11%	3.25%	3.25%	68%	$167,588
2023	$7.49	0.32	0.68	1.00	(0.19)	—	(0.19)	$8.30	13.64%	1.11%	1.11%	3.96%	3.96%	77%	$186,766
2022	$8.37	0.35	(0.84)	(0.49)	(0.39)	—	(0.39)	$7.49	(6.24)%	1.14%	1.14%	4.89%	4.89%	151%	$209,685
2021	$7.82	0.23	0.50	0.73	(0.18)	—	(0.18)	$8.37	9.30%	1.10%	1.10%	2.57%	2.57%	124%	$14,827
I Class
2026(3)	$11.37	0.20	1.65	1.85	(0.42)	(0.50)	(0.92)	$12.30	17.51%	0.94%	0.94%	3.30%	3.30%	41%	$103,415
2025	$8.84	0.30	2.58	2.88	(0.35)	—	(0.35)	$11.37	34.11%	0.92%	0.92%	3.26%	3.26%	79%	$91,126
2024	$8.29	0.31	0.64	0.95	(0.40)	—	(0.40)	$8.84	11.69%	0.91%	0.91%	3.45%	3.45%	68%	$51,062
2023	$7.48	0.33	0.68	1.01	(0.20)	—	(0.20)	$8.29	13.82%	0.91%	0.91%	4.16%	4.16%	77%	$55,583
2022	$8.36	0.33	(0.80)	(0.47)	(0.41)	—	(0.41)	$7.48	(6.04)%	0.94%	0.94%	5.09%	5.09%	151%	$51,756
2021	$7.81	0.24	0.51	0.75	(0.20)	—	(0.20)	$8.36	9.54%	0.90%	0.90%	2.77%	2.77%	124%	$46,842
A Class
2026(3)	$11.46	0.18	1.66	1.84	(0.36)	(0.50)	(0.86)	$12.44	17.26%	1.39%	1.39%	2.85%	2.85%	41%	$8,512
2025	$8.90	0.28	2.59	2.87	(0.31)	—	(0.31)	$11.46	33.44%	1.37%	1.37%	2.81%	2.81%	79%	$7,738
2024	$8.35	0.26	0.65	0.91	(0.36)	—	(0.36)	$8.90	11.21%	1.36%	1.36%	3.00%	3.00%	68%	$6,473
2023	$7.54	0.30	0.68	0.98	(0.17)	—	(0.17)	$8.35	13.35%	1.36%	1.36%	3.71%	3.71%	77%	$6,359
2022	$8.42	0.30	(0.81)	(0.51)	(0.37)	—	(0.37)	$7.54	(6.46)%	1.39%	1.39%	4.64%	4.64%	151%	$5,527
2021	$7.86	0.20	0.52	0.72	(0.16)	—	(0.16)	$8.42	9.10%	1.35%	1.35%	2.32%	2.32%	124%	$6,407
C Class
2026(3)	$11.38	0.13	1.67	1.80	(0.28)	(0.50)	(0.78)	$12.40	16.82%	2.14%	2.14%	2.10%	2.10%	41%	$253
2025	$8.83	0.22	2.57	2.79	(0.24)	—	(0.24)	$11.38	32.56%	2.12%	2.12%	2.06%	2.06%	79%	$232
2024	$8.29	0.18	0.66	0.84	(0.30)	—	(0.30)	$8.83	10.32%	2.11%	2.11%	2.25%	2.25%	68%	$204
2023	$7.50	0.23	0.69	0.92	(0.13)	—	(0.13)	$8.29	12.55%	2.11%	2.11%	2.96%	2.96%	77%	$329
2022	$8.37	0.23	(0.80)	(0.57)	(0.30)	—	(0.30)	$7.50	(7.13)%	2.14%	2.14%	3.89%	3.89%	151%	$379
2021	$7.82	0.12	0.52	0.64	(0.09)	—	(0.09)	$8.37	8.19%	2.10%	2.10%	1.57%	1.57%	124%	$734

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Value Fund
R Class
2026(3)	$11.39	0.16	1.67	1.83	(0.34)	(0.50)	(0.84)	$12.38	17.15%	1.64%	1.64%	2.60%	2.60%	41%	$1,482
2025	$8.85	0.25	2.58	2.83	(0.29)	—	(0.29)	$11.39	33.06%	1.62%	1.62%	2.56%	2.56%	79%	$1,238
2024	$8.30	0.24	0.65	0.89	(0.34)	—	(0.34)	$8.85	11.00%	1.61%	1.61%	2.75%	2.75%	68%	$543
2023	$7.50	0.28	0.68	0.96	(0.16)	—	(0.16)	$8.30	13.09%	1.61%	1.61%	3.46%	3.46%	77%	$413
2022	$8.38	0.27	(0.81)	(0.54)	(0.34)	—	(0.34)	$7.50	(6.74)%	1.64%	1.64%	4.39%	4.39%	151%	$775
2021	$7.83	0.18	0.51	0.69	(0.14)	—	(0.14)	$8.38	8.73%	1.60%	1.60%	2.07%	2.07%	124%	$893
R6 Class
2026(3)	$11.37	0.25	1.61	1.86	(0.43)	(0.50)	(0.93)	$12.30	17.70%	0.79%	0.79%	3.45%	3.45%	41%	$2,359
2025	$8.84	0.37	2.52	2.89	(0.36)	—	(0.36)	$11.37	34.17%	0.77%	0.77%	3.41%	3.41%	79%	$555
2024	$8.30	0.30	0.65	0.95	(0.41)	—	(0.41)	$8.84	11.86%	0.76%	0.76%	3.60%	3.60%	68%	$268
2023	$7.48	0.35	0.67	1.02	(0.20)	—	(0.20)	$8.30	14.08%	0.76%	0.76%	4.31%	4.31%	77%	$919
2022	$8.36	0.34	(0.80)	(0.46)	(0.42)	—	(0.42)	$7.48	(5.89)%	0.79%	0.79%	5.24%	5.24%	151%	$776
2021	$7.81	0.27	0.49	0.76	(0.21)	—	(0.21)	$8.36	9.71%	0.75%	0.75%	2.92%	2.92%	124%	$786
G Class
2026(3)	$11.47	0.24	1.67	1.91	(0.52)	(0.50)	(1.02)	$12.36	18.11%	0.04%	0.79%	4.20%	3.45%	41%	$966,775
2025	$8.91	0.41	2.58	2.99	(0.43)	—	(0.43)	$11.47	35.29%	0.02%	0.77%	4.16%	3.41%	79%	$1,132,866
2024	$8.37	0.38	0.63	1.01	(0.47)	—	(0.47)	$8.91	12.63%	0.01%	0.76%	4.35%	3.60%	68%	$1,249,178
2023	$7.52	0.40	0.69	1.09	(0.24)	—	(0.24)	$8.37	15.02%	0.01%	0.76%	5.06%	4.31%	77%	$1,194,798
2022(4)	$8.18	0.28	(0.83)	(0.55)	(0.11)	—	(0.11)	$7.52	(6.80)%	0.03%	0.78%	6.05%	5.30%	151%(5)	$1,054,615

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
(4)April 1, 2022 (commencement of sale) through November 30, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Non-U.S. Intrinsic Value Fund
Investor Class
2026(3)	$10.94	0.16	0.91	1.07	(0.41)	(0.72)	(1.13)	$10.88	10.68%	1.20%	1.20%	3.02%	3.02%	41%	$100,068
2025	$9.33	0.29	2.31	2.60	(0.25)	(0.74)	(0.99)	$10.94	31.67%	1.18%	1.18%	3.04%	3.04%	71%	$99,404
2024	$9.81	0.28	0.41	0.69	(0.28)	(0.89)	(1.17)	$9.33	7.28%	1.17%	1.17%	3.07%	3.07%	64%	$87,009
2023	$8.88	0.28	1.05	1.33	(0.34)	(0.06)	(0.40)	$9.81	15.84%	1.19%	1.19%	2.84%	2.84%	62%	$114,111
2022	$9.76	0.32	(0.76)	(0.44)	(0.16)	(0.28)	(0.44)	$8.88	(5.03)%	1.16%	1.16%	3.59%	3.59%	67%	$138,382
2021	$8.98	0.18	0.72	0.90	(0.12)	—	(0.12)	$9.76	10.15%	1.25%	1.25%	1.76%	1.76%	54%	$152,993
I Class
2026(3)	$10.95	0.17	0.90	1.07	(0.43)	(0.72)	(1.15)	$10.87	10.71%	1.00%	1.00%	3.22%	3.22%	41%	$20,763
2025	$9.34	0.31	2.31	2.62	(0.27)	(0.74)	(1.01)	$10.95	31.94%	0.98%	0.98%	3.24%	3.24%	71%	$21,110
2024	$9.82	0.37	0.34	0.71	(0.30)	(0.89)	(1.19)	$9.34	7.51%	0.97%	0.97%	3.27%	3.27%	64%	$17,389
2023	$8.89	0.38	0.97	1.35	(0.36)	(0.06)	(0.42)	$9.82	15.93%	0.99%	0.99%	3.04%	3.04%	62%	$464
2022	$9.78	0.33	(0.76)	(0.43)	(0.18)	(0.28)	(0.46)	$8.89	(4.81)%	0.96%	0.96%	3.79%	3.79%	67%	$1,377
2021	$8.99	0.19	0.74	0.93	(0.14)	—	(0.14)	$9.78	10.47%	1.05%	1.05%	1.96%	1.96%	54%	$194
A Class
2026(3)	$10.91	0.16	0.89	1.05	(0.38)	(0.72)	(1.10)	$10.86	10.50%	1.45%	1.45%	2.77%	2.77%	41%	$355
2025	$9.30	0.27	2.31	2.58	(0.23)	(0.74)	(0.97)	$10.91	31.41%	1.43%	1.43%	2.79%	2.79%	71%	$263
2024	$9.78	0.28	0.39	0.67	(0.26)	(0.89)	(1.15)	$9.30	7.01%	1.42%	1.42%	2.82%	2.82%	64%	$132
2023	$8.85	0.16	1.15	1.31	(0.32)	(0.06)	(0.38)	$9.78	15.46%	1.44%	1.44%	2.59%	2.59%	62%	$139
2022	$9.73	0.29	(0.76)	(0.47)	(0.13)	(0.28)	(0.41)	$8.85	(5.28)%	1.41%	1.41%	3.34%	3.34%	67%	$14
2021	$8.96	0.16	0.71	0.87	(0.10)	—	(0.10)	$9.73	9.89%	1.50%	1.50%	1.51%	1.51%	54%	$13
R Class
2026(3)	$10.87	0.14	0.89	1.03	(0.35)	(0.72)	(1.07)	$10.83	10.34%	1.70%	1.70%	2.52%	2.52%	41%	$280
2025	$9.28	0.18	2.36	2.54	(0.21)	(0.74)	(0.95)	$10.87	30.89%	1.68%	1.68%	2.54%	2.54%	71%	$248
2024	$9.75	0.24	0.41	0.65	(0.23)	(0.89)	(1.12)	$9.28	6.85%	1.67%	1.67%	2.57%	2.57%	64%	$55
2023	$8.83	0.25	1.03	1.28	(0.30)	(0.06)	(0.36)	$9.75	15.09%	1.69%	1.69%	2.34%	2.34%	62%	$100
2022	$9.71	0.26	(0.75)	(0.49)	(0.11)	(0.28)	(0.39)	$8.83	(5.43)%	1.66%	1.66%	3.09%	3.09%	67%	$76
2021	$8.93	0.15	0.71	0.86	(0.08)	—	(0.08)	$9.71	9.65%	1.75%	1.75%	1.26%	1.26%	54%	$31

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Non-U.S. Intrinsic Value Fund
R6 Class
2026(3)	$11.21	0.19	0.92	1.11	(0.45)	(0.72)	(1.17)	$11.15	10.81%	0.85%	0.85%	3.37%	3.37%	41%	$11
2025	$9.54	0.33	2.37	2.70	(0.29)	(0.74)	(1.03)	$11.21	32.11%	0.83%	0.83%	3.39%	3.39%	71%	$8
2024	$10.00	0.33	0.42	0.75	(0.32)	(0.89)	(1.21)	$9.54	7.75%	0.82%	0.82%	3.42%	3.42%	64%	$6
2023	$9.04	0.32	1.07	1.39	(0.37)	(0.06)	(0.43)	$10.00	16.17%	0.84%	0.84%	3.19%	3.19%	62%	$6
2022	$9.94	0.35	(0.78)	(0.43)	(0.19)	(0.28)	(0.47)	$9.04	(4.70)%	0.81%	0.81%	3.94%	3.94%	67%	$5
2021	$9.14	0.22	0.73	0.95	(0.15)	—	(0.15)	$9.94	10.57%	0.90%	0.90%	2.11%	2.11%	54%	$5
G Class
2026(3)	$11.10	0.22	0.92	1.14	(0.54)	(0.72)	(1.26)	$10.98	11.31%	0.05%	0.85%	4.17%	3.37%	41%	$423,475
2025	$9.47	0.40	2.33	2.73	(0.36)	(0.74)	(1.10)	$11.10	33.08%	0.03%	0.83%	4.19%	3.39%	71%	$435,925
2024	$9.94	0.41	0.41	0.82	(0.40)	(0.89)	(1.29)	$9.47	8.65%	0.02%	0.82%	4.22%	3.42%	64%	$469,654
2023	$8.99	0.38	1.07	1.45	(0.44)	(0.06)	(0.50)	$9.94	17.10%	0.04%	0.84%	3.99%	3.19%	62%	$469,178
2022	$9.90	0.42	(0.77)	(0.35)	(0.28)	(0.28)	(0.56)	$8.99	(3.94)%	0.01%	0.81%	4.74%	3.94%	67%	$465,848
2021	$9.11	0.31	0.72	1.03	(0.24)	—	(0.24)	$9.90	11.56%	0.00%	0.90%	3.01%	2.11%	54%	$497,745

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 2607

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 23, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 23, 2026